                                 SCHWABFUNDS(R)


                                     SCHWAB
                                ASSET DIRECTOR(R)
                                      FUNDS



                               Semi-Annual Report
                                 April 30, 1997

Dear Shareholder,




[Photo of         With the support of investors like you, SchwabFunds(R)
 Charles          continues to be among the largest and fastest-growing mutual
 R. Schwab]       fund complexes in the nation. Charles Schwab Investment
                  Management, Inc. (CSIM) manages over $47 billion in assets for more than 2.5 million SchwabFunds shareholders. Today, CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles. You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

LONG-TERM INVESTMENT STRATEGIES

When it comes to investing, patience is a virtue. Given the recent market volatility, it is important to maintain the discipline to adhere to your asset allocation plan and to ensure you have a diversified investment portfolio. We created the SchwabFunds Family to offer time-tested strategies for long-term investing--Indexing, Asset Allocation, Quantitative Models and Fund-of-Funds--and to provide investors with easy, cost-efficient options to help achieve portfolio diversification. Furthermore, the tax-efficient strategy employed by our index funds can help you retain more of what your investments earn.

COMMITMENT TO VALUE

In our ongoing commitment to provide cost-efficient ways for you to invest, we recently reduced the operating expense ratios and introduced a new class of shares--Select Shares--for each of our four index funds. Select Shares have among the lowest fund expenses in the industry and offer investors even greater savings through significantly lower expense ratios.

EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/funds. There you'll find a wealth of online information on SchwabFunds as well as other resources available at Schwab. You can also access mutual fund performance data, chart daily net asset values, request a free fund prospectus, trade funds and more--all from the comfort of your home or office, 24 hours a day. Continuing our efforts to provide you with up-to-date, useful information, we have recently added monthly portfolio manager commentaries on selected SchwabFunds to our Web site. In these commentaries, our expert portfolio managers offer insights into market trends and the effects of those trends on fund performance.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.


                                   /s/ Charles R. Schwab
                                       Charles R. Schwab

                                                KEEP YOUR
                                                MONEY WORKING
                                                HARDER!
                                                ----------------------------
                                                USE THIS ENVELOPE TO EASILY
                                                ADD TO YOUR SCHWAB FUNDS.
CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWABFUNDS(R) INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment envelope. It's a simple, easy way to increase your investment. You can also have money transferred to your fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

THE AUTOMATIC INVESTMENT PLAN DOES NOT INSURE PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS.

--------------------------------------------------------------------------------
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SCHWABFUNDS(R)
INVESTMENT COUPON
--------------------------------------------------------------------------------
Please enclose your check and this completed investment coupon in the attached
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________________________________________________________________________________
NAME

$_______________________________________________________________________________
AMOUNT OF INVESTMENT

________________________________________________________________________________
SIGNATURE

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's Automatic
    Investment Plan (AIP).


                             __________-__________
                             SCHWAB ACCOUNT NUMBER

Please indicate to which SchwabFund your investment should go:

[ ] Schwab S&P 500 Fund
[ ] Schwab Small-Cap Index Fund(R)
[ ] Schwab International Index Fund(R)
[ ] Schwab Analytics Fund(TM)
[ ] Schwab OneSource Portfolios - International
[ ] Schwab OneSource Portfolios - Growth Allocation
[ ] Schwab OneSource Portfolios - Balanced Allocation
[ ] Schwab Asset Director(R) - High Growth Fund
[ ] Schwab Asset Director(R) - Balanced Growth Fund
[ ] Schwab Asset Director(R) - Conservative Growth Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

*This envelope may not be used for initial investments. Subsequent investment minimum is $100.

(C) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE Printed on recycled paper. TF4794C(5/97) CRS 20061

(LIFT HERE FOR MORE INFORMATION)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

1. Fill out the Schwab investment coupon completely, including your name, account number, amount of your check and signature. Please use one coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your SchwabFunds investment envelope in the mail today - and start putting your money to work. If you have any questions, don't hesitate to call 1-800-2 NO-LOAD.


This envelope is intended for shareholders who have already received a current SchwabFunds prospectus.

ATTN: Dept. AIP333-4                                       NO POSTAGE
                                                          NECESSARY IF
                                                         MAILED IN THE
               BUSINESS REPLY MAIL                       UNITED STATES
FIRST-CLASS MAIL   PERMIT NO. 18125    SAN FRANCISCO, CA
       POSTAGE WILL BE PAID BY ADDRESSEE

        CHARLES SCHWAB & CO INC
        PO BOX 7778
        SAN FRANCISCO  CA 94120-9419

TABLE OF CONTENTS

A WORD FROM SCHWABFUNDS(R) .......................................          2
FUND PERFORMANCE .................................................          3
HIGH GROWTH FUND SUMMARY .........................................          4
BALANCED GROWTH FUND SUMMARY .....................................          6
CONSERVATIVE GROWTH FUND SUMMARY .................................          8
THE PORTFOLIO MANAGEMENT TEAM ....................................         10
MARKET OVERVIEW ..................................................         11
QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM .......................         16
FINANCIAL STATEMENTS AND NOTES ...................................         22

A WORD FROM SCHWABFUNDS(R)

We are pleased to provide you with the semi-annual report for the three Schwab Asset Director(R) Funds for the six-month period ended April 30, 1997. In this report, you will find performance statistics and other information for the Schwab Asset Director - High Growth Fund, Balanced Growth Fund and Conservative Growth Fund (the Funds).

Each of the Funds provides easy diversification among major asset categories --stocks, bonds and cash equivalents. Through a single investment, you can utilize asset allocation, a strategy designed to achieve an optimal balance between return and risk. Research shows that this asset allocation decision has been the most significant determinant of a portfolio's investment return.1 We offer three Funds, each with a different proportion invested in stocks, to help investors with varying goals and levels of risk tolerance.

Since the Funds commenced operations on November 20, 1995, we have seen steady growth in assets and the number of shareholder accounts. The Funds' combined assets have grown from $115 million to $256 million while the number of accounts has grown from approximately 19,000 to nearly 27,000.

Each of the Funds paid dividend distributions during the six-month reporting period. The High Growth Fund paid a dividend of $0.20 per share; the Balanced Growth Fund paid a dividend of $0.23 per share; and the Conservative Growth Fund paid two dividends totaling $0.17 per share. None of the Funds has paid any capital gain distributions to date.

NET ASSET VALUE (NAV) IN $
================================================================================

              High Growth Fund   Balanced Growth Fund   Conservative Growth Fund
--------------------------------------------------------------------------------
10/31/96            11.30               11.05                    10.51
--------------------------------------------------------------------------------
4/30/97             11.81               11.35                    10.71
--------------------------------------------------------------------------------
Change               0.51                0.30                     0.20
--------------------------------------------------------------------------------


1 Financial Analysts Journal; Brinson, Singer, Beebower; May-June 1991.

FUND PERFORMANCE

The following table compares total returns for various periods ended April 30, 1997, for the three Schwab Asset Director(R) Funds, the S&P500(R) Index, the Lehman Brothers General U.S. Government Index, and the average asset allocation fund. 2

                                   TOTAL RETURNS

================================================================================================================================
                                                                                          Cumulative           Average Annual
                                                                                     Since Fund Inception   Since Fund Inception
                                                        Six-Month         One-Year        (11/20/95)            (11/20/95)
--------------------------------------------------------------------------------------------------------------------------------
High Growth Fund                                          6.31%            11.43%            20.38%              13.66%
--------------------------------------------------------------------------------------------------------------------------------
Balanced
Growth Fund                                               4.85%             9.82%            16.20%              10.92%
--------------------------------------------------------------------------------------------------------------------------------
Conservative
Growth Fund                                               3.58%             8.40%            12.06%               8.17%
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
General U.S.
Government Index                                          1.32%             6.48%             5.69%               3.90%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                            14.71%            25.12%            37.76%              24.75%
--------------------------------------------------------------------------------------------------------------------------------
Average Asset
Allocation Fund                                           4.23%             9.54%            18.31%              14.05%
--------------------------------------------------------------------------------------------------------------------------------

As of March 31, 1997, the six-month, one-year, cumulative since fund inception, and average annual since fund inception total returns were respectively: 4.63%, 10.06%, 16.92%, and 12.14% for the High Growth Fund; 3.87%, 8.35%, 13.34%, and
9.61% for the Balanced Growth Fund; and 3.03%, 6.60%, 9.65%, and 6.99% for the Conservative Growth Fund.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that each Fund's total operating expenses will not exceed 0.89% through at least 2/28/98. Without fee waivers and guarantees, for the period ended 4/30/97, each Fund's six-month, one-year, cumulative since fund inception, and average annual since fund inception total returns would have been respectively: 6.07%, 10.90%, 19.40%, and 13.01% for the High Growth Fund; 4.60%, 9.26%, 15.14%, and 10.21% for the Balanced Growth Fund; and 3.09%, 7.44%, 10.28%, and 6.98% for the Conservative Growth Fund. Without fee waivers and guarantees, for the period ended 3/31/97, the six-month, one-year, cumulative since fund inception, and average annual since fund inception total returns would have been respectively: 4.41%, 9.56%, 16.06%, and 11.53% for the High Growth Fund; 3.62%, 7.80%, 12.39%, and 8.94% for the
Balanced Growth Fund; and 2.51%, 5.67%, 7.99%, and 5.80% for the Conservative Growth Fund. Indices are unmanaged, and unlike funds, do not reflect payment of advisory fees and other expenses associated with an investment in funds. Investors cannot invest in an index directly.


2 Source: Morningstar, Inc. Average for 194 asset allocation funds for the period from 11/1/95 through 4/30/97.

HIGH GROWTH FUND SUMMARY 3
(AS OF APRIL 30, 1997)

The High Growth Fund seeks to provide high capital growth with less volatility than an all-stock portfolio. Of the three Asset Director(R) Funds, this Fund offers the greatest exposure to stocks and the greatest potential for return and risk.


ASSET MIX

[The following is a pie chart illustrating the percentage breakdown of each asset category and stock subcategory.]

Large-Company U.S. Stocks                                 38.6%
Small-Company U.S. Stocks                                 19.1%
International Stocks                                      20.5%
Bonds                                                     17.4%
Cash Equivalents                                           4.4%


==================================================================================
                              Asset mix        Asset mix        Target asset mix
                            as of 4/30/97:  as of 10/31/96:    in neutral markets:
----------------------------------------------------------------------------------
Large-Company
U.S. Stocks                      38.6%            35.9%
-----------------------------------------------------------
Small-Company
U.S. Stocks                      19.1%            18.3%            80.0% Stocks
-----------------------------------------------------------
International Stocks             20.5%            19.1%
----------------------------------------------------------------------------------
Bonds                            17.4%            16.9%            15.0%
----------------------------------------------------------------------------------
Cash Equivalents                  4.4%             9.8%             5.0%
----------------------------------------------------------------------------------


3 This information is not indicative of the Fund's asset mix or holdings after April 30, 1997. A complete listing of the Fund's holdings as of April 30, 1997 can be found in the Statement of Net Assets section of this report. Unlike the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

TOP TEN STOCK AND BOND HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS 3

INVESTMENT                                                 %
Schwab International Index Fund(R)                       20.53

Schwab Small-Cap Index Fund(R)                           19.12

U.S. Treasury Bond
(8.125%, Maturity 08/15/19)                               4.72

U.S. Treasury Bond
(6.00%, Maturity 02/15/26)                                4.12

U.S. Treasury Bond
(8.125%, Maturity 05/15/21)                               3.25

U.S. Treasury Bond
(7.25%, Maturity 05/15/16)                                2.75

General Electric Co.                                      1.14

U.S. Treasury Bond
(9.125%, Maturity 05/15/18)                               1.01

Coca-Cola Co.                                             0.99

Microsoft Corp.                                           0.98

TOTAL                                                    58.61%

BALANCED GROWTH FUND SUMMARY 4
(AS OF APRIL 30, 1997)

The Balanced Growth Fund seeks to provide maximum total return, including both capital growth and income. This Fund invests in a more balanced mix of stocks and bonds.

ASSET MIX

[The following is a pie charge illustrating the percentage breakdown of each asset category and stock subcategory.]

Large-Company U.S. Stocks                         28.9%
Small-Company U.S. Stocks                         14.4%
International Stocks                              15.4%
Bonds                                             36.4%
Cash Equivalents                                   4.9%


==========================================================================================
                                    Asset mix         Asset mix         Target asset mix
                                  as of 4/30/97:    as of 10/31/96:    in neutral markets:
------------------------------------------------------------------------------------------
Large-Company
U.S. Stocks                            28.9%             26.5%
-------------------------------------------------------------------
Small-Company
U.S. Stocks                            14.4%             14.2%             60.0% Stocks
-------------------------------------------------------------------
International Stocks                   15.4%             14.2%
------------------------------------------------------------------------------------------
Bonds                                  36.4%             34.7%             35.0%
------------------------------------------------------------------------------------------
Cash Equivalents                        4.9%             10.4%              5.0%
------------------------------------------------------------------------------------------


4 This information is not indicative of the Fund's asset mix or holdings after April 30, 1997. A complete listing of the Fund's holdings as of April 30, 1997 can be found in the Statement of Net Assets section of this report. Unlike the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

TOP TEN STOCK AND BOND HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS 4

INVESTMENT                                               %
Schwab International Index Fund(R)                     15.41

Schwab Small-Cap Index Fund(R)                         14.37

U.S. Treasury Bond
(8.125%, Maturity 08/15/19)                             4.47

U.S. Treasury Note
(7.00%, Maturity 04/15/99)                              4.36

U.S. Treasury Bond
(8.125%, Maturity 05/15/21)                             2.73

U.S. Treasury Bond
(6.00%, Maturity 02/15/26)                              2.37

U.S. Treasury Bond
(7.125%, Maturity 02/15/23)                             2.17

U.S. Treasury Note
(8.00%, Maturity 08/15/99)                              2.03

U.S. Treasury Bond
(7.25%, Maturity 05/15/16)                              1.99

U.S. Treasury Note
(7.50%, Maturity 10/31/99)                              1.82

TOTAL                                                  51.72%

CONSERVATIVE GROWTH FUND SUMMARY 5
(AS OF APRIL 30, 1997)

The Conservative Growth Fund seeks to provide income and more growth potential than an all-bond portfolio. This Fund normally keeps the majority of its assets invested in bonds. The Fund's stock component is designed to help offset inflation.

ASSET MIX

[The following is a pie chart illustrating the percentage breakdown of each asset category and stock subcategory.]

Large-Company U.S. Stocks              19.0%
Small-Company U.S. Stocks              10.0%
International Stocks                   10.2%
Bonds                                  55.9%
Cash Equivalents                        4.9%




=========================================================================================
                                   Asset mix          Asset mix        Target asset mix
                                 as of 4/30/97:     as of 10/31/96:   in neutral markets:
-----------------------------------------------------------------------------------------
Large-Company
U.S. Stocks                            19.0%             17.1%
-------------------------------------------------------------------
Small-Company
U.S. Stocks                            10.0%             10.5%             40.0% Stocks
-------------------------------------------------------------------
International Stocks                   10.2%              9.8%
-----------------------------------------------------------------------------------------
Bonds                                  55.9%             55.4%             55.0%
-----------------------------------------------------------------------------------------
Cash Equivalents                        4.9%              7.2%              5.0%
-----------------------------------------------------------------------------------------


5 This information is not indicative of the Fund's asset mix or holdings after April 30, 1997. A complete listing of the Fund's holdings as of April 30, 1997 can be found in the Statement of Net Assets section of this report. Unlike the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

TOP TEN STOCK AND BOND HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS 5

INVESTMENT                                       %
Schwab International Index Fund(R)             10.15

Schwab Small-Cap Index Fund(R)                 10.02

U.S. Treasury Bond
(8.125%, Maturity 08/15/19)                     5.58

U.S. Treasury Note
(6.125%, Maturity 08/31/98)                     4.99

U.S. Treasury Bond
(7.125%, Maturity 02/15/23)                     4.06

U.S. Treasury Note
(7.875%, Maturity 08/15/01)                     4.03

U.S. Treasury Bond
(8.125%, Maturity 05/15/21)                     2.80

U.S. Treasury Note
(8.00%, Maturity 08/15/99)                      2.78

U.S. Treasury Bond
(6.00%, Maturity 02/15/26)                      2.60

U.S. Treasury Bond
(7.25%, Maturity 05/15/16)                      2.43

TOTAL                                          49.44%

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in 1991 and was promoted to his current position in 1993. Prior to joining CSIM, Steve was the Vice President and Portfolio Manager at Federated Investors.

GERI HOM - Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the equities in each Fund's portfolio. Geri joined CSIM in 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $4 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager for its Domestic Equity Portfolio Management Group.

ANDREA REGAN - Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the bonds and cash equivalents in each Fund's portfolio. Andrea joined CSIM in 1991 and was promoted to her current position in December 1996. She currently manages approximately $3 billion in assets. Prior to joining CSIM, Andrea was Vice President and Manager of Trading for Merus Capital Management, the investment management division of the Bank of California.

The following market overview and answers to questions are provided by the Portfolio Management Team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE

                                  [BAR GRAPH]

                             Real Gross Domestic Product
                                  Chain Weighted
     Percent change from preceeding quarter, seasonally adjusted at annual rates

                                               Real GDP
                                Q1 1990          4.1%
                                Q2 1990          1.3%
                                Q3 1990         -1.9%
                                Q4 1990         -4.1%
                                Q1 1991         -2.2%
                                Q2 1991          1.7%
                                Q3 1991          1.0%
                                Q4 1991          1.0%
                                Q1 1992          4.7%
                                Q2 1992          2.5%
                                Q3 1992          3.0%
                                Q4 1992          4.3%
                                Q1 1993         -0.1%
                                Q2 1993          1.9%
                                Q3 1993          2.3%
                                Q4 1993          4.8%
                                Q1 1994          2.5%
                                Q2 1994          4.9%
                                Q3 1994          3.5%
                                Q4 1994          3.0%
                                Q1 1995          0.4%
                                Q2 1995          0.7%
                                Q3 1995          3.8%
                                Q4 1995          0.3%
                                Q1 1996          2.0%
                                Q2 1996          4.7%
                                Q3 1996          2.1%
                                Q4 1996          3.8%
                                Q1 1997          5.8%

Source: Bloomberg

- The economy continued to expand at a healthy rate during the reporting period. The GDP growth rate was 3.2% for the 1996 calendar year and a very strong 5.8% for the first quarter of 1997 -- the highest level since the fourth quarter of 1987.

- These strong growth rates resulted in a focus on the apparent strength of the economy, its potential impact on future inflation, and the potential for more restrictive Federal Reserve policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six-year expansion which began in 1991.

                             U.S. UNEMPLOYMENT RATE

                                  [LINE GRAPH]

                              Jan-90          5.3%
                              Feb-90          5.3%
                              Mar-90          5.2%
                              Apr-90          5.4%
                              May-90          5.3%
                              Jun-90          5.1%
                              Jul-90          5.4%
                              Aug-90          5.6%
                              Sep-90          5.7%
                              Oct-90          5.8%
                              Nov-90          6.0%
                              Dec-90          6.2%
                              Jan-91          6.3%
                              Feb-91          6.5%
                              Mar-91          6.8%
                              Apr-91          6.6%
                              May-91          6.8%
                              Jun-91          6.8%
                              Jul-91          6.7%
                              Aug-91          6.8%
                              Sep-91          6.8%
                              Oct-91          6.9%
                              Nov-91          6.9%
                              Dec-91          7.1%
                              Jan-92          7.1%
                              Feb-92          7.3%
                              Mar-92          7.3%
                              Apr-92          7.3%
                              May-92          7.4%
                              Jun-92          7.7%
                              Jul-92          7.6%
                              Aug-92          7.6%
                              Sep-92          7.5%
                              Oct-92          7.4%
                              Nov-92          7.3%
                              Dec-92          7.3%
                              Jan-93          7.1%
                              Feb-93          7.0%
                              Mar-93          7.0%
                              Apr-93          7.0%
                              May-93          6.9%
                              Jun-93          6.9%
                              Jul-93          6.8%
                              Aug-93          6.7%
                              Sep-93          6.7%
                              Oct-93          6.7%
                              Nov-93          6.5%
                              Dec-93          6.4%
                              Jan-94          6.7%
                              Feb-94          6.6%
                              Mar-94          6.5%
                              Apr-94          6.4%
                              May-94          6.0%
                              Jun-94          6.0%
                              Jul-94          6.1%
                              Aug-94          6.1%
                              Sep-94          5.9%
                              Oct-94          5.6%
                              Nov-94          5.6%
                              Dec-94          5.4%
                              Jan-95          5.6%
                              Feb-95          5.4%
                              Mar-95          5.8%
                              Apr-95          5.7%
                              May-95          5.7%
                              Jun-95          5.6%
                              Jul-95          5.7%
                              Aug-95          5.3%
                              Sep-95          5.6%
                              Oct-95          5.5%
                              Nov-95          5.6%
                              Dec-95          5.6%
                              Jan-96          5.8%
                              Feb-96          5.5%
                              Mar-96          5.6%
                              Apr-96          5.4%
                              May-96          5.6%
                              Jun-96          5.3%
                              Jul-96          5.4%
                              Aug-96          5.1%
                              Sep-96          5.2%
                              Oct-96          5.2%
                              Nov-96          5.3%
                              Dec-96          5.3%
                              Jan-97          5.4%
                              Feb-97          5.3%
                              Mar-97          5.2%
                              Apr-97          4.9%

Source: Bloomberg

- The unemployment rate during 1996 remained near its lows for the decade, and declined further to 4.9% in April 1997, the lowest rate since December 1973. Many economists have questioned how long such low levels of unemployment can continue without generating inflationary pressures on wages and, ultimately, prices.

                             MEASURES OF INFLATION

                                  [BAR GRAPH]

                                   CPI & ECI

Consumer Price Index - All Items YOY % Change
Employment Cost Index SA (Includes both wages and salaries and benefits components) - YOY % Change
RED = DATA INPUTS

--------------------------------------------------------------------------------
                   Monthly              Quarterly
                Consumer Price       Employment Cost
                 Index - YOY %        Index - YOY %
                    Change                Change
--------------------------------------------------------------------------------
Jan-90              5.2%                  5.3%
Feb-90              5.3%                  5.3%
Mar-90              5.2%                  5.3%
Apr-90              4.7%                  5.4%
May-90              4.4%                  5.4%
Jun-90              4.7%                  5.4%
Jul-90              4.8%                  5.1%
Aug-90              5.6%                  5.1%
Sep-90              6.2%                  5.1%
Oct-90              6.3%                  4.8%
Nov-90              6.3%                  4.8%
Dec-90              6.1%                  4.8%
Jan-91              5.7%                  4.6%
Feb-91              5.3%                  4.6%
Mar-91              4.9%                  4.6%
Apr-91              4.9%                  4.5%
May-91              5.0%                  4.5%
Jun-91              4.7%                  4.5%
Jul-91              4.4%                  4.3%
Aug-91              3.8%                  4.3%
Sep-91              3.4%                  4.3%
Oct-91              2.9%                  4.2%
Nov-91              3.0%                  4.2%
Dec-91              3.1%                  4.2%
Jan-92              2.6%                  4.1%
Feb-92              2.8%                  4.1%
Mar-92              3.2%                  4.1%
Apr-92              3.2%                  3.5%
May-92              3.0%                  3.5%
Jun-92              3.1%                  3.5%
Jul-92              3.2%                  3.4%
Aug-92              3.1%                  3.4%
Sep-92              3.0%                  3.4%
Oct-92              3.2%                  3.5%
Nov-92              3.0%                  3.5%
Dec-92              2.9%                  3.5%
Jan-93              3.3%                  3.4%
Feb-93              3.2%                  3.4%
Mar-93              3.1%                  3.4%
Apr-93              3.2%                  3.6%
May-93              3.2%                  3.6%
Jun-93              3.0%                  3.6%
Jul-93              2.8%                  3.6%
Aug-93              2.8%                  3.6%
Sep-93              2.7%                  3.6%
Oct-93              2.8%                  3.4%
Nov-93              2.7%                  3.4%
Dec-93              2.7%                  3.4%
Jan-94              2.5%                  3.2%
Feb-94              2.5%                  3.2%
Mar-94              2.5%                  3.2%
Apr-94              2.4%                  3.1%
May-94              2.3%                  3.1%
Jun-94              2.5%                  3.1%
Jul-94              2.8%                  3.1%
Aug-94              2.9%                  3.1%
Sep-94              3.0%                  3.1%
Oct-94              2.6%                  3.0%
Nov-94              2.7%                  3.0%
Dec-94              2.7%                  3.0%
Jan-95              2.8%                  3.0%
Feb-95              2.9%                  3.0%
Mar-95              2.9%                  3.0%
Apr-95              3.1%                  3.0%
May-95              3.2%                  3.0%
Jun-95              3.0%                  3.0%
Jul-95              2.8%                  2.8%
Aug-95              2.6%                  2.8%
Sep-95              2.5%                  2.8%
Oct-95              2.8%                  2.8%
Nov-95              2.6%                  2.8%
Dec-95              2.5%                  2.8%
Jan-96              2.7%                  2.9%
Feb-96              2.7%                  2.9%
Mar-96              2.8%                  2.9%
Apr-96              2.9%                  2.9%
May-96              2.9%                  2.9%
Jun-96              2.8%                  2.9%
Jul-96              3.0%                  2.9%
Aug-96              2.9%                  2.9%
Sep-96              3.0%                  2.9%
Oct-96              3.0%                  3.0%
Nov-96              3.3%                  3.0%
Dec-96              3.3%                  3.0%
Jan-97              3.0%                  2.8%
Feb-97              3.0%                  2.8%
Mar-97              2.8%                  2.8%
Apr-97              2.5%
--------------------------------------------------------------------------------



  Source:  Bloomberg L.P.

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout 1996 as well as the first quarter of 1997, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose just 2.6%, the lowest rate since 1965.

- The Federal Reserve has indicated its belief that the economy remains at risk to inflation and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Fed Funds Rate by 0.25% to 5.50%.

                 TOTAL RETURN OF A HYPOTHETICAL DOLLAR INVESTED
                          IN FOUR BROAD MARKET INDICES

                                  [LINE GRAPH]

                        Growth of a $ Investment
           ----------------------------------------------------
                                                        Lehman
                                                         MF
                         Schwab          Schwab        General
                       Small Cap     International     US Govt.
           S&P 500       Index           Index          Index
           -------     ---------     -------------     --------
           $ 1.000      $ 1.000         $ 1.000        $ 1.000
Nov-96     $ 1.076      $ 1.040         $ 1.046        $ 1.017
Dec-96     $ 1.054      $ 1.059         $ 1.037        $ 1.007
Jan-97     $ 1.120      $ 1.084         $ 1.003        $ 1.008
Feb-97     $ 1.129      $ 1.058         $ 1.019        $ 1.010
Mar-97     $ 1.083      $ 1.006         $ 1.026        $ 0.999
Apr-97     $ 1.147      $ 1.009         $ 1.037        $ 1.013

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Total return assumes reinvestment of all dividend and capital gain distributions. Indices are unmanaged, and unlike funds, do not reflect advisory and other fees associated with an investment in funds. Investors cannot invest in an index directly.


- Large-cap domestic stocks, as represented by the S&P 500 Index, were clearly the strongest performing asset class -- achieving a 14.71% return during the six-month reporting period.

- Although positive, domestic small-cap stocks (as represented by the Schwab Small-Cap Index) and International stocks (as represented by the Schwab International Index) both lagged the S&P 500 Index significantly, with six-month returns of 0.92% and 3.74%, respectively.

- The six-month total return for U.S. Government bonds (as represented by the Lehman Brothers General U.S. Government Index) was 1.32%.

                         S&P 500* PRICE/EARNINGS RATIO

                                  [LINE GRAPH]

                S&P 500 Price Earnings Ratio
                Jan-90                  14.37
                Feb-90                  14.21
                Mar-90                  14.77
                Apr-90                  14.82
                May-90                  15.84
                Jun-90                  16.66
                Jul-90                  16.65
                Aug-90                  15.57
                Sep-90                   14.9
                Oct-90                  14.36
                Nov-90                  14.59
                Dec-90                  15.19
                Jan-91                  14.95
                Feb-91                  16.82
                Mar-91                  17.48
                Apr-91                  17.85
                May-91                  17.92
                Jun-91                  17.96
                Jul-91                  18.07
                Aug-91                  19.72
                Sep-91                  19.88
                Oct-91                  19.92
                Nov-91                  21.02
                Dec-91                  21.85
                Jan-92                  23.35
                Feb-92                  23.83
                Mar-92                  25.45
                Apr-92                  25.51
                May-92                  25.71
                Jun-92                  25.08
                Jul-92                  25.61
                Aug-92                   25.5
                Sep-92                  24.37
                Oct-92                  23.94
                Nov-92                  24.08
                Dec-92                  24.01
                Jan-93                   24.2
                Feb-93                  24.25
                Mar-93                  24.22
                Apr-93                   23.2
                May-93                  23.21
                Jun-93                  22.58
                Jul-93                  22.52
                Aug-93                  23.02
                Sep-93                  23.74
                Oct-93                  23.97
                Nov-93                  22.55
                Dec-93                  23.55
                Jan-94                  22.98
                Feb-94                  21.17
                Mar-94                  20.34
                Apr-94                   20.1
                May-94                  20.16
                Jun-94                  19.76
                Jul-94                  18.64
                Aug-94                   18.9
                Sep-94                  18.26
                Oct-94                  17.55
                Nov-94                  16.58
                Dec-94                  16.98
                Jan-95                  16.23
                Feb-95                   16.2
                Mar-95                   16.5
                Apr-95                  16.02
                May-95                  16.43
                Jun-95                  16.82
                Jul-95                  16.55
                Aug-95                  16.18
                Sep-95                  16.86
                Oct-95                  16.18
                Nov-95                  17.14
                Dec-95                  17.41
                Jan-96                  18.11
                Feb-96                  18.56
                Mar-96                  18.94
                Apr-96                  19.16
                May-96                  19.48
                Jun-96                   19.3
                Jul-96                  18.31
                Aug-96                  18.62
                Sep-96                  19.75
                Oct-96                   19.6
                Nov-96                  21.05
                Dec-96                   20.7
                Jan-97                  20.55
                Feb-97                  20.98
                Mar-97                  19.87
                Apr-97                  20.24

       Source:  Bloomberg L.P.


The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share and generally indicates how much investors are willing to pay for a company's earning potential.


- The price/earnings ratio for the S&P 500 Index was 20 at the close of the reporting period, well above its 30-year mean of 15, but below its 1991 and 1987 highs of 26 and 22, respectively.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation reached historical highs during the reporting period.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE PERFORMANCE OF THE THREE ASSET DIRECTOR(R) FUNDS COMPARE TO THAT OF THE S&P 500(R) INDEX AND THE LEHMAN BROTHERS GENERAL U.S. GOVERNMENT INDEX?

A. As shown in the Market Overview section, large-cap domestic equities represented the strongest performing asset class during the reporting period. Consequently, the Funds with the highest allocations to equities (and in particular, to domestic large-cap equities) had the strongest performance during the period. However, there may be future periods in which the short-term results are reversed because bonds may outperform equities. Keep in mind that the target equity allocations for the Asset Director Funds, which include domestic large-cap, domestic small-cap, and international stocks, are 80% for the High Growth Fund, 60% for the Balanced Growth Fund, and 40% for the Conservative Growth Fund.

The table below shows the total returns for the three Asset Director Funds, the S&P 500 Index, and the Lehman Brothers General U.S. Government Index for the six-month reporting period ended April 30, 1997. The chart on the following page shows these returns since the Funds' inception on November 20, 1995. The relative performances of the three Funds remain consistent with our long-term expectations.

==================================================
                           Six-Month Total Returns
                                as of 4/30/97
--------------------------------------------------
  S&P 500 Index                    14.71%
--------------------------------------------------
  High Growth Fund                  6.31%
--------------------------------------------------
  Balanced Growth Fund              4.85%
--------------------------------------------------
  Conservative Growth Fund          3.58%
--------------------------------------------------
  Lehman Brothers General
--------------------------------------------------
  U.S. Government Index             1.32%
--------------------------------------------------

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
           $10,000 INVESTMENT IN THE SCHWAB ASSET DIRECTOR(R) FUNDS,
                    S&P 500(R) INDEX AND THE LEHMAN BROTHERS
                         GENERAL U.S. GOVERNMENT INDEX


                   SCHWAB ASSET DIRECTOR FUNDS AVERAGE ANNUAL
                      TOTAL RETURNS THROUGH APRIL 30, 1997

                               One Year        Since Inception
High Growth Fund                11.43%             13.66%
Balanced Growth Fund             9.82%             10.92%
Conservative Growth Fund         8.40%              8.17%

Schwab Asset Director - High Growth $12,038
Schwab Asset Director - Balanced Growth $11,620
Schwab Asset Director - Conservative Growth $11,206
S&P 500 Index $13,776
Lehman Brothers General U.S. Govt. Index $10,569
*Inception Date

                    SCHWAB ASSET DIRECTOR - HIGH GROWTH FUND

Hypothetical Growth Chart

Date          Schwab AD-High Growth     S&P 500          LB Gov't Bond Index
17-Nov-95               $10,000         $10,000                 $10,000
Nov-95                  $10,080         $10,104                 $10,078
Dec-95                  $10,292         $10,299                 $10,221
Jan-96                  $10,442         $10,649                 $10,283
Feb-96                  $10,533         $10,748                 $10,074
Mar-96                  $10,623         $10,852                 $ 9,990
Apr-96                  $10,803         $11,011                 $ 9,926
May-96                  $10,954         $11,294                 $ 9,909
Jun-96                  $10,934         $11,337                 $10,037
Jul-96                  $10,523         $10,836                 $10,062
Aug-96                  $10,733         $11,064                 $10,040
Sep-96                  $11,184         $11,686                 $10,207
Oct-96                  $11,324         $12,009                 $10,431
Nov-96                  $11,896         $12,917                 $10,613
Dec-96                  $11,784         $12,661                 $10,505
Jan-97                  $12,008         $13,451                 $10,516
Feb-97                  $12,028         $13,557                 $10,531
Mar-97                  $11,692         $13,001                 $10,419
Apr-97                  $12,038         $13,776                 $10,569

                    SCHWAB ASSET DIRECTOR - BALANCED GROWTH FUND

Hypothetical Growth Chart

Date        Schwab AD-Balanced Growth           S&P 500      LB Gov't Bond Index
17-Nov-95               $10,000                 $10,000                 $10,000
Nov-95                  $10,080                 $10,104                 $10,078
Dec-95                  $10,270                 $10,299                 $10,221
Jan-96                  $10,390                 $10,649                 $10,283
Feb-96                  $10,410                 $10,748                 $10,074
Mar-96                  $10,460                 $10,852                 $ 9,990
Apr-96                  $10,581                 $11,011                 $ 9,926
May-96                  $10,691                 $11,294                 $ 9,909
Jun-96                  $10,711                 $11,337                 $10,037
Jul-96                  $10,410                 $10,836                 $10,062
Aug-96                  $10,551                 $11,064                 $10,040
Sep-96                  $10,912                 $11,686                 $10,207
Oct-96                  $11,082                 $12,009                 $10,431
Nov-96                  $11,534                 $12,917                 $10,613
Dec-96                  $11,415                 $12,661                 $10,505
Jan-97                  $11,589                 $13,451                 $10,516
Feb-97                  $11,589                 $13,557                 $10,531
Mar-97                  $11,334                 $13,001                 $10,419
Apr-97                  $11,620                 $13,776                 $10,569


                 SCHWAB ASSET DIRECTOR - CONSERVATIVE GROWTH FUND

Hypothetical Growth Chart

Date        Schwab AD-Conservative Growth       S&P 500      LB Gov't Bond Index
17-Nov-95               $10,000                 $10,000                 $10,000
Nov-95                  $10,080                 $10,104                 $10,078
Dec-95                  $10,237                 $10,299                 $10,221
Jan-96                  $10,337                 $10,649                 $10,283
Feb-96                  $10,297                 $10,748                 $10,074
Mar-96                  $10,287                 $10,852                 $ 9,990
Apr-96                  $10,337                 $11,011                 $ 9,926
May-96                  $10,378                 $11,294                 $ 9,909
Jun-96                  $10,439                 $11,337                 $10,037
Jul-96                  $10,256                 $10,836                 $10,062
Aug-96                  $10,337                 $11,064                 $10,040
Sep-96                  $10,643                 $11,686                 $10,207
Oct-96                  $10,818                 $12,009                 $10,431
Nov-96                  $11,179                 $12,917                 $10,613
Dec-96                  $11,070                 $12,661                 $10,505
Jan-97                  $11,174                 $13,451                 $10,516
Feb-97                  $11,184                 $13,557                 $10,531
Mar-97                  $10,965                 $13,001                 $10,419
Apr-97                  $11,206                 $13,776                 $10,569


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The performance graph compares a hypothetical $10,000 investment in the Schwab Asset Director Funds, since inception, with a hypothetical investment in the S&P 500 Index and the Lehman Brothers General U.S. Government Index. Total return assumes reinvestment of all dividends and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly. The Investment Manager and Schwab waived a portion of their fees during the period, and have guaranteed that maximum total operating expenses will not exceed 0.89% through a least 2/28/96. Without fee waivers and guarantees, the Funds' total returns for each period would have been lower.

Q. WHAT ASSET MIX CHANGES WERE MADE DURING THE SIX-MONTH REPORTING PERIOD? WHY?

A. The charts on the following page show the target and actual asset mixes for the three Funds during the six-month reporting period. The actual asset mixes of the Funds remained very close to the target mixes throughout the period.

During the first week of November, the Funds were slightly overweighted in bonds and slightly underweighted in stocks, a position the Funds had maintained since September 1996. This position reflected a minor bias that the expected return for bonds was favorable relative to that of stocks and cash. The fall in bond yields in September and November prompted a shift in early November to a neutral stock position, a slight underweighting in bonds, and a slight overweighting in cash. Then, in early January, following a moderate rebound in long-term bond yields and a continued climb in stock valuations, the Funds returned to the same weightings used at the beginning of the fiscal year--slightly overweighted in bonds and slightly underweighted in stocks. These weightings were maintained throughout the end of the reporting period.

                     [Bar chart comparing High Growth Fund]
                   [Bar chart comparing Balanced Growth Fund]
                 [Bar chart comparing Conservative Growth Fund]

Target Portfolio Allocations
     20%    10%                             10%                          20%    10%                             10%
     80%    10%     10%        10%          45%    5%                    80%    20%     15%        15%          25%    5%
                           Conservative Growth                                                    Balanced Growth
           ----------------------------------------------------                ----------------------------------------------------
           Large   Small                                                       Large   Small
DATE        Cap     Cap    International   Bonds   Cash   Total     DATE        Cap     Cap    International   Bonds   Cash   Total
           ----------------------------------------------------                ----------------------------------------------------
  4/7/97    18%     10%        10%          57%     5%    100%        4/7/97    28%     15%        15%          37%     5%    100%
  4/8/97    18%     10%        10%          57%     5%    100%        4/8/97    28%     15%        15%          37%     5%    100%
  4/9/97    18%     10%        10%          57%     5%    100%        4/9/97    28%     15%        15%          37%     5%    100%
 4/10/97    18%     10%        10%          57%     5%    100%       4/10/97    28%     15%        15%          37%     5%    100%
 4/11/97    18%     10%        10%          57%     5%    100%       4/11/97    28%     15%        15%          37%     5%    100%
 4/14/97    18%     10%        10%          57%     5%    100%       4/14/97    28%     15%        15%          37%     5%    100%
 4/15/97    18%     10%        10%          57%     5%    100%       4/15/97    28%     15%        15%          37%     5%    100%
 4/16/97    18%     10%        10%          57%     5%    100%       4/16/97    28%     15%        15%          37%     5%    100%
 4/17/97    18%     10%        10%          57%     5%    100%       4/17/97    28%     15%        15%          37%     5%    100%
 4/18/97    18%     10%        10%          57%     5%    100%       4/18/97    28%     15%        15%          37%     5%    100%
 4/21/97    18%     10%        10%          57%     5%    100%       4/21/97    28%     15%        15%          37%     5%    100%
 4/22/97    18%     10%        10%          57%     5%    100%       4/22/97    28%     15%        15%          37%     5%    100%
 4/23/97    18%     10%        10%          57%     5%    100%       4/23/97    28%     15%        15%          37%     5%    100%
 4/24/97    18%     10%        10%          57%     5%    100%       4/24/97    28%     15%        15%          37%     5%    100%
 4/25/97    18%     10%        10%          57%     5%    100%       4/25/97    28%     15%        15%          37%     5%    100%
 4/28/97    18%     10%        10%          57%     5%    100%       4/28/97    28%     15%        15%          37%     5%    100%
 4/29/97    18%     10%        10%          57%     5%    100%       4/29/97    28%     15%        15%          37%     5%    100%
 4/30/97    18%     10%        10%          57%     5%    100%       4/30/97    28%     15%        15%          37%     5%    100%
 1/20/97    18%     10%        10%          57%     5%    100%       1/20/97    28%     15%        15%          37%     5%    100%
 1/21/97    18%     10%        10%          57%     5%    100%       1/21/97    28%     15%        15%          37%     5%    100%
 1/22/97    18%     10%        10%          57%     5%    100%       1/22/97    28%     15%        15%          37%     5%    100%
 1/23/97    18%     10%        10%          57%     5%    100%       1/23/97    28%     15%        15%          37%     5%    100%
 1/24/97    18%     10%        10%          57%     5%    100%       1/24/97    28%     15%        15%          37%     5%    100%
 1/27/97    18%     10%        10%          57%     5%    100%       1/27/97    28%     15%        15%          37%     5%    100%
 1/28/97    18%     10%        10%          57%     5%    100%       1/28/97    28%     15%        15%          37%     5%    100%
 1/29/97    18%     10%        10%          57%     5%    100%       1/29/97    28%     15%        15%          37%     5%    100%
 1/30/97    18%     10%        10%          57%     5%    100%       1/30/97    28%     15%        15%          37%     5%    100%
 1/31/97    18%     10%        10%          57%     5%    100%       1/31/97    28%     15%        15%          37%     5%    100%
  2/3/97    18%     10%        10%          57%     5%    100%        2/3/97    28%     15%        15%          37%     5%    100%
  2/4/97    18%     10%        10%          57%     5%    100%        2/4/97    28%     15%        15%          37%     5%    100%
  2/5/97    18%     10%        10%          57%     5%    100%        2/5/97    28%     15%        15%          37%     5%    100%
  2/6/97    18%     10%        10%          57%     5%    100%        2/6/97    28%     15%        15%          37%     5%    100%
  2/7/97    18%     10%        10%          57%     5%    100%        2/7/97    28%     15%        15%          37%     5%    100%
 2/10/97    18%     10%        10%          57%     5%    100%       2/10/97    28%     15%        15%          37%     5%    100%
 2/11/97    18%     10%        10%          57%     5%    100%       2/11/97    28%     15%        15%          37%     5%    100%
 2/12/97    18%     10%        10%          57%     5%    100%       2/12/97    28%     15%        15%          37%     5%    100%
 2/13/97    18%     10%        10%          57%     5%    100%       2/13/97    28%     15%        15%          37%     5%    100%
 2/14/97    18%     10%        10%          57%     5%    100%       2/14/97    28%     15%        15%          37%     5%    100%
 2/18/97    18%     10%        10%          57%     5%    100%       2/18/97    28%     15%        15%          37%     5%    100%
 2/19/97    18%     10%        10%          57%     5%    100%       2/19/97    28%     15%        15%          37%     5%    100%
 2/20/97    18%     10%        10%          57%     5%    100%       2/20/97    28%     15%        15%          37%     5%    100%
 2/21/97    18%     10%        10%          57%     5%    100%       2/21/97    28%     15%        15%          37%     5%    100%
 2/24/97    18%     10%        10%          57%     5%    100%       2/24/97    28%     15%        15%          37%     5%    100%
 2/25/97    18%     10%        10%          57%     5%    100%       2/25/97    28%     15%        15%          37%     5%    100%
 2/26/97    18%     10%        10%          57%     5%    100%       2/26/97    28%     15%        15%          37%     5%    100%
 2/27/97    18%     10%        10%          57%     5%    100%       2/27/97    28%     15%        15%          37%     5%    100%
 2/28/97    18%     10%        10%          57%     5%    100%       2/28/97    28%     15%        15%          37%     5%    100%
  3/3/97    18%     10%        10%          57%     5%    100%        3/3/97    28%     15%        15%          37%     5%    100%
  3/4/97    18%     10%        10%          57%     5%    100%        3/4/97    28%     15%        15%          37%     5%    100%
  3/5/97    18%     10%        10%          57%     5%    100%        3/5/97    28%     15%        15%          37%     5%    100%
  3/6/97    18%     10%        10%          57%     5%    100%        3/6/97    28%     15%        15%          37%     5%    100%
  3/7/97    18%     10%        10%          57%     5%    100%        3/7/97    28%     15%        15%          37%     5%    100%
 3/10/97    18%     10%        10%          57%     5%    100%       3/10/97    28%     15%        15%          37%     5%    100%
 3/11/97    18%     10%        10%          57%     5%    100%       3/11/97    28%     15%        15%          37%     5%    100%
 3/12/97    18%     10%        10%          57%     5%    100%       3/12/97    28%     15%        15%          37%     5%    100%
 3/13/97    18%     10%        10%          57%     5%    100%       3/13/97    28%     15%        15%          37%     5%    100%
 3/14/97    18%     10%        10%          57%     5%    100%       3/14/97    28%     15%        15%          37%     5%    100%
 3/17/97    18%     10%        10%          57%     5%    100%       3/17/97    28%     15%        15%          37%     5%    100%
 3/18/97    18%     10%        10%          57%     5%    100%       3/18/97    28%     15%        15%          37%     5%    100%
 3/19/97    18%     10%        10%          57%     5%    100%       3/19/97    28%     15%        15%          37%     5%    100%
 3/20/97    18%     10%        10%          57%     5%    100%       3/20/97    28%     15%        15%          37%     5%    100%
 3/21/97    18%     10%        10%          57%     5%    100%       3/21/97    28%     15%        15%          37%     5%    100%
 3/24/97    18%     10%        10%          57%     5%    100%       3/24/97    28%     15%        15%          37%     5%    100%
 3/25/97    18%     10%        10%          57%     5%    100%       3/25/97    28%     15%        15%          37%     5%    100%
 3/26/97    18%     10%        10%          57%     5%    100%       3/26/97    28%     15%        15%          37%     5%    100%
 3/27/97    18%     10%        10%          57%     5%    100%       3/27/97    28%     15%        15%          37%     5%    100%
 3/31/97    18%     10%        10%          57%     5%    100%       3/31/97    28%     15%        15%          37%     5%    100%
  4/1/97    18%     10%        10%          57%     5%    100%        4/1/97    28%     15%        15%          37%     5%    100%
  4/2/97    18%     10%        10%          57%     5%    100%        4/2/97    28%     15%        15%          37%     5%    100%
  4/3/97    18%     10%        10%          57%     5%    100%        4/3/97    28%     15%        15%          37%     5%    100%
  4/4/97    18%     10%        10%          57%     5%    100%        4/4/97    28%     15%        15%          37%     5%    100%
 11/1/96    18%     10%        10%          57%     5%    100%       11/1/96    28%     15%        15%          37%     5%    100%
 11/4/96    18%     10%        10%          57%     5%    100%       11/4/96    28%     15%        15%          37%     5%    100%
 11/5/96    18%     10%        10%          57%     5%    100%       11/5/96    28%     15%        15%          37%     5%    100%
 11/6/96    18%     10%        10%          57%     5%    100%       11/6/96    28%     15%        15%          37%     5%    100%
 11/7/96    18%     10%        10%          57%     5%    100%       11/7/96    28%     15%        15%          37%     5%    100%
 11/8/96    18%     10%        10%          57%     5%    100%       11/8/96    28%     15%        15%          37%     5%    100%
11/11/96    20%     10%        10%          53%     7%    100%      11/11/96    30%     15%        15%          33%     7%    100%
11/12/96    20%     10%        10%          53%     7%    100%      11/12/96    30%     15%        15%          33%     7%    100%
11/13/96    20%     10%        10%          53%     7%    100%      11/13/96    30%     15%        15%          33%     7%    100%
11/14/96    20%     10%        10%          53%     7%    100%      11/14/96    30%     15%        15%          33%     7%    100%
11/15/96    20%     10%        10%          53%     7%    100%      11/15/96    30%     15%        15%          33%     7%    100%
11/18/96    20%     10%        10%          53%     7%    100%      11/18/96    30%     15%        15%          33%     7%    100%
11/19/96    20%     10%        10%          53%     7%    100%      11/19/96    30%     15%        15%          33%     7%    100%
11/20/96    20%     10%        10%          53%     7%    100%      11/20/96    30%     15%        15%          33%     7%    100%
11/21/96    20%     10%        10%          53%     7%    100%      11/21/96    30%     15%        15%          33%     7%    100%
11/22/96    20%     10%        10%          53%     7%    100%      11/22/96    30%     15%        15%          33%     7%    100%
11/25/96    20%     10%        10%          53%     7%    100%      11/25/96    30%     15%        15%          33%     7%    100%
11/26/96    20%     10%        10%          53%     7%    100%      11/26/96    30%     15%        15%          33%     7%    100%
11/27/96    20%     10%        10%          53%     7%    100%      11/27/96    30%     15%        15%          33%     7%    100%
11/29/96    20%     10%        10%          53%     7%    100%      11/29/96    30%     15%        15%          33%     7%    100%
 12/2/96    20%     10%        10%          53%     7%    100%       12/2/96    30%     15%        15%          33%     7%    100%
 12/3/96    20%     10%        10%          53%     7%    100%       12/3/96    30%     15%        15%          33%     7%    100%
 12/4/96    20%     10%        10%          53%     7%    100%       12/4/96    30%     15%        15%          33%     7%    100%
 12/5/96    20%     10%        10%          53%     7%    100%       12/5/96    30%     15%        15%          33%     7%    100%
 12/6/96    20%     10%        10%          53%     7%    100%       12/6/96    30%     15%        15%          33%     7%    100%
 12/9/96    20%     10%        10%          53%     7%    100%       12/9/96    30%     15%        15%          33%     7%    100%
12/10/96    20%     10%        10%          53%     7%    100%      12/10/96    30%     15%        15%          33%     7%    100%
12/11/96    20%     10%        10%          53%     7%    100%      12/11/96    30%     15%        15%          33%     7%    100%
12/12/96    20%     10%        10%          53%     7%    100%      12/12/96    30%     15%        15%          33%     7%    100%
12/13/96    20%     10%        10%          53%     7%    100%      12/13/96    30%     15%        15%          33%     7%    100%
12/16/96    20%     10%        10%          53%     7%    100%      12/16/96    30%     15%        15%          33%     7%    100%
12/17/96    20%     10%        10%          53%     7%    100%      12/17/96    30%     15%        15%          33%     7%    100%
12/18/96    20%     10%        10%          53%     7%    100%      12/18/96    30%     15%        15%          33%     7%    100%
12/19/96    20%     10%        10%          53%     7%    100%      12/19/96    30%     15%        15%          33%     7%    100%
12/20/96    20%     10%        10%          53%     7%    100%      12/20/96    30%     15%        15%          33%     7%    100%
12/23/96    20%     10%        10%          53%     7%    100%      12/23/96    30%     15%        15%          33%     7%    100%
12/24/96    20%     10%        10%          53%     7%    100%      12/24/96    30%     15%        15%          33%     7%    100%
12/26/96    20%     10%        10%          53%     7%    100%      12/26/96    30%     15%        15%          33%     7%    100%
12/27/96    20%     10%        10%          53%     7%    100%      12/27/96    30%     15%        15%          33%     7%    100%
12/30/96    20%     10%        10%          53%     7%    100%      12/30/06    30%     15%        15%          33%     7%    100%
12/31/96    20%     10%        10%          53%     7%    100%      12/31/96    30%     15%        15%          33%     7%    100%
  1/2/97    20%     10%        10%          53%     7%    100%        1/2/97    30%     15%        15%          33%     7%    100%
  1/3/97    18%     10%        10%          57%     5%    100%        1/3/97    28%     15%        15%          37%     5%    100%
  1/6/97    18%     10%        10%          57%     5%    100%        1/6/97    28%     15%        15%          37%     5%    100%
  1/7/97    18%     10%        10%          57%     5%    100%        1/7/97    28%     15%        15%          37%     5%    100%
  1/8/97    18%     10%        10%          57%     5%    100%        1/8/97    28%     15%        15%          37%     5%    100%
  1/9/97    18%     10%        10%          57%     5%    100%        1/9/97    28%     15%        15%          37%     5%    100%
 1/10/97    18%     10%        10%          57%     5%    100%       1/10/97    28%     15%        15%          37%     5%    100%
 1/13/97    18%     10%        10%          57%     5%    100%       1/13/97    28%     15%        15%          37%     5%    100%
 1/14/97    18%     10%        10%          57%     5%    100%       1/14/97    28%     15%        15%          37%     5%    100%
 1/15/97    18%     10%        10%          57%     5%    100%       1/15/97    28%     15%        15%          37%     5%    100%
 1/16/97    18%     10%        10%          57%     5%    100%       1/16/97    28%     15%        15%          37%     5%    100%
 1/17/97    18%     10%        10%          57%     5%    100%       1/17/97    28%     15%        15%          37%     5%    100%

Target Portfolio Allocations
     30%    15%                          15%
     70%    25%     20%        20%        0%    5%
                               High Growth
           ----------------------------------------------------
           Large   Small
DATE        Cap     Cap    International   Bonds   Cash   Total
           ----------------------------------------------------
  4/7/97    37%     20%        20%          18%     5%    100%
  4/8/97    37%     20%        20%          18%     5%    100%
  4/9/97    37%     20%        20%          18%     5%    100%
 4/10/97    37%     20%        20%          18%     5%    100%
 4/11/97    37%     20%        20%          18%     5%    100%
 4/14/97    37%     20%        20%          18%     5%    100%
 4/15/97    37%     20%        20%          18%     5%    100%
 4/16/97    37%     20%        20%          18%     5%    100%
 4/17/97    37%     20%        20%          18%     5%    100%
 4/18/97    37%     20%        20%          18%     5%    100%
 4/21/97    37%     20%        20%          18%     5%    100%
 4/22/97    37%     20%        20%          18%     5%    100%
 4/23/97    37%     20%        20%          18%     5%    100%
 4/24/97    37%     20%        20%          18%     5%    100%
 4/25/97    37%     20%        20%          18%     5%    100%
 4/28/97    37%     20%        20%          18%     5%    100%
 4/29/97    37%     20%        20%          18%     5%    100%
 4/30/97    37%     20%        20%          18%     5%    100%
 1/20/97    37%     20%        20%          18%     5%    100%
 1/21/97    37%     20%        20%          18%     5%    100%
 1/22/97    37%     20%        20%          18%     5%    100%
 1/23/97    37%     20%        20%          18%     5%    100%
 1/24/97    37%     20%        20%          18%     5%    100%
 1/27/97    37%     20%        20%          18%     5%    100%
 1/28/97    37%     20%        20%          18%     5%    100%
 1/29/97    37%     20%        20%          18%     5%    100%
 1/30/97    37%     20%        20%          18%     5%    100%
 1/31/97    37%     20%        20%          18%     5%    100%
  2/3/97    37%     20%        20%          18%     5%    100%
  2/4/97    37%     20%        20%          18%     5%    100%
  2/5/97    37%     20%        20%          18%     5%    100%
  2/6/97    37%     20%        20%          18%     5%    100%
  2/7/97    37%     20%        20%          18%     5%    100%
 2/10/97    37%     20%        20%          18%     5%    100%
 2/11/97    37%     20%        20%          18%     5%    100%
 2/12/97    37%     20%        20%          18%     5%    100%
 2/13/97    37%     20%        20%          18%     5%    100%
 2/14/97    37%     20%        20%          18%     5%    100%
 2/18/97    37%     20%        20%          18%     5%    100%
 2/19/97    37%     20%        20%          18%     5%    100%
 2/20/97    37%     20%        20%          18%     5%    100%
 2/21/97    37%     20%        20%          18%     5%    100%
 2/24/97    37%     20%        20%          18%     5%    100%
 2/25/97    37%     20%        20%          18%     5%    100%
 2/26/97    37%     20%        20%          18%     5%    100%
 2/27/97    37%     20%        20%          18%     5%    100%
 2/28/97    37%     20%        20%          18%     5%    100%
  3/3/97    37%     20%        20%          18%     5%    100%
  3/4/97    37%     20%        20%          18%     5%    100%
  3/5/97    37%     20%        20%          18%     5%    100%
  3/6/97    37%     20%        20%          18%     5%    100%
  3/7/97    37%     20%        20%          18%     5%    100%
 3/10/97    37%     20%        20%          18%     5%    100%
 3/11/97    37%     20%        20%          18%     5%    100%
 3/12/97    37%     20%        20%          18%     5%    100%
 3/13/97    37%     20%        20%          18%     5%    100%
 3/14/97    37%     20%        20%          18%     5%    100%
 3/17/97    37%     20%        20%          18%     5%    100%
 3/18/97    37%     20%        20%          18%     5%    100%
 3/19/97    37%     20%        20%          18%     5%    100%
 3/20/97    37%     20%        20%          18%     5%    100%
 3/21/97    37%     20%        20%          18%     5%    100%
 3/24/97    37%     20%        20%          18%     5%    100%
 3/25/97    37%     20%        20%          18%     5%    100%
 3/26/97    37%     20%        20%          18%     5%    100%
 3/27/97    37%     20%        20%          18%     5%    100%
 3/31/97    37%     20%        20%          18%     5%    100%
  4/1/97    37%     20%        20%          18%     5%    100%
  4/2/97    37%     20%        20%          18%     5%    100%
  4/3/97    37%     20%        20%          18%     5%    100%
  4/4/97    37%     20%        20%          18%     5%    100%
 11/1/96    37%     20%        20%          18%     5%    100%
 11/4/96    37%     20%        20%          18%     5%    100%
 11/5/96    37%     20%        20%          18%     5%    100%
 11/6/96    37%     20%        20%          18%     5%    100%
 11/7/96    37%     20%        20%          18%     5%    100%
 11/8/96    37%     20%        20%          18%     5%    100%
11/11/96    40%     20%        20%          12%     8%    100%
11/12/96    40%     20%        20%          12%     8%    100%
11/13/96    40%     20%        20%          12%     8%    100%
11/14/96    40%     20%        20%          12%     8%    100%
11/15/96    40%     20%        20%          12%     8%    100%
11/18/96    40%     20%        20%          12%     8%    100%
11/19/96    40%     20%        20%          12%     8%    100%
11/20/96    40%     20%        20%          12%     8%    100%
11/21/96    40%     20%        20%          12%     8%    100%
11/22/96    40%     20%        20%          12%     8%    100%
11/25/96    40%     20%        20%          12%     8%    100%
11/26/96    40%     20%        20%          12%     8%    100%
11/27/96    40%     20%        20%          12%     8%    100%
11/29/96    40%     20%        20%          12%     8%    100%
 12/2/96    40%     20%        20%          12%     8%    100%
 12/3/96    40%     20%        20%          12%     8%    100%
 12/4/96    40%     20%        20%          12%     8%    100%
 12/5/96    40%     20%        20%          12%     8%    100%
 12/6/96    40%     20%        20%          12%     8%    100%
 12/9/96    40%     20%        20%          12%     8%    100%
12/10/96    40%     20%        20%          12%     8%    100%
12/11/96    40%     20%        20%          12%     8%    100%
12/12/96    40%     20%        20%          12%     8%    100%
12/13/96    40%     20%        20%          12%     8%    100%
12/16/96    40%     20%        20%          12%     8%    100%
12/17/96    40%     20%        20%          12%     8%    100%
12/18/96    40%     20%        20%          12%     8%    100%
12/19/96    40%     20%        20%          12%     8%    100%
12/20/96    40%     20%        20%          12%     8%    100%
12/23/96    40%     20%        20%          12%     8%    100%
12/24/96    40%     20%        20%          12%     8%    100%
12/26/96    40%     20%        20%          12%     8%    100%
12/27/96    40%     20%        20%          12%     8%    100%
12/30/96    40%     20%        20%          12%     8%    100%
12/31/96    40%     20%        20%          12%     8%    100%
  1/2/97    40%     20%        20%          12%     8%    100%
  1/3/97    37%     20%        20%          18%     5%    100%
  1/6/97    37%     20%        20%          18%     5%    100%
  1/7/97    37%     20%        20%          18%     5%    100%
  1/8/97    37%     20%        20%          18%     5%    100%
  1/9/97    37%     20%        20%          18%     5%    100%
 1/10/97    37%     20%        20%          18%     5%    100%
 1/13/97    37%     20%        20%          18%     5%    100%
 1/14/97    37%     20%        20%          18%     5%    100%
 1/15/97    37%     20%        20%          18%     5%    100%
 1/16/97    37%     20%        20%          18%     5%    100%
 1/17/97    37%     20%        20%          18%     5%    100%

Q.  HOW ARE SECURITIES SELECTED FOR THE ASSET DIRECTOR(R) FUNDS?

A. One of the primary principles of asset allocation (the strategy used by the Asset Director Funds) is that the appropriation of assets among different asset classes (such as stocks, bonds, and cash equivalents) is a much more significant determinant of long-term investment performance than individual security selection.

Perhaps the most effective way to ensure that a particular portfolio has performance and risk characteristics that match those of its component asset classes is to use an indexing strategy. The Asset Director Funds use indexing techniques to try to track the investment returns of the asset classes in which they invest. For example, the large-cap domestic stock component of the Funds is managed very much like our Schwab S&P 500 Fund. Most, if not all, of the S&P 500(R) Index stocks are held by the Funds and in proportion to their relative weightings in the Index. For the small-cap stock and international stock components, where economies of scale have a significant impact on trading costs, the Asset Director Funds achieve their target asset class weightings by investing in both the Schwab Small-Cap Index Fund(R) and the Schwab International Index Fund(R). For the bond asset class, where the indices we seek to replicate include thousands of issues, we utilize a sampling strategy designed to replicate the return and risk characteristics of the indices we seek to track. Combined, these techniques provide the Funds with a low-cost investment strategy.

The asset classes in which the Asset Director Funds invest and the indices the Funds seek to track are as follows:

Large-Company Stock         S&P 500 Index
--------------------------------------------------------------
Small-Company Stock         Schwab Small-Cap Index(R)
--------------------------------------------------------------
International Stock         Schwab International Index Fund
--------------------------------------------------------------
Bonds                       Lehman Brothers General
                            U.S. Government Index and
                            Lehman Brothers 20+ Treasury Index
--------------------------------------------------------------

Q. HOW DO THE ASSET DIRECTOR(R) FUNDS ATTEMPT TO REDUCE VOLATILITY OVER THE LONG TERM?

A. The Asset Director Funds attempt to reduce two types of volatility, or risk-- individual asset class risk and total portfolio risk. Although individual asset class risk is important, total portfolio risk generally has the greatest impact in determining whether a given mix of investments is appropriate for any particular investor.

INDIVIDUAL ASSET CLASS RISK is the risk inherent in investing in a single asset class. Although there are many ways of measuring risk, or volatility, a statistical calculation called standard deviation is the most commonly used measure. The higher the standard deviation, the wider the range of expected outcomes and the greater the volatility, or risk, of a particular investment. All other things being equal, investors can reduce their exposure to risk by investing in asset classes with lower standard deviations. However, investments with higher standard deviations, or greater risk, typically have greater return potential. International investments present additional risk including currency fluctuations, political instability, and foreign regulations.

TOTAL PORTFOLIO RISK measures the risk in an entire portfolio, or combination of asset classes, as opposed to the risk of investing in just one investment or asset class. Since the value of different types of investments tends to rise and fall at different times, combining asset classes can actually have a beneficial effect on an investor's portfolio.

A primary objective of the Asset Director Funds is to combine asset classes to enhance the total portfolio return and to moderate risk. It is our expectation over the long term that the Conservative Growth Fund should exhibit less volatility than the Balanced Growth Fund, which should in turn exhibit less volatility than the High Growth Fund. Although past performance does not guarantee future results, bonds have traditionally exhibited less volatility than stocks. Therefore, as the proportion of the portfolio allocated to bonds increases, volatility should decrease. As a result, all three Asset Director Funds should exhibit less volatility than an all stock fund such as an S&P 500(R) Index fund.

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
COMMON STOCK--38.4%
AEROSPACE/DEFENSE--0.8%
BFGoodrich Co.                                                  300         $  12
Boeing Co.                                                    2,784           274
General Dynamics Corp.                                          400            29
Lockheed Martin Corp.                                         1,900           170
McDonnell Douglas Corp.                                       1,600            95
Northrop Grumman Corp.                                          400            33
Raytheon Co.                                                  1,700            74
Textron, Inc.                                                 1,100           123
United Technologies Corp.                                     1,800           136
                                                                             ----
                                                                              946
                                                                             ----
AIR TRANSPORTATION--0.2%
AMR Corp.+                                                      800            75
Delta Airlines, Inc.                                            700            64
Southwest Airlines Co.                                          800            22
USAir Group, Inc.+                                            3,000            97
                                                                             ----
                                                                              258
                                                                             ----
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co. Class B                                        200             5
Anheuser-Busch Companies, Inc.                                3,600           154
Brown-Forman Corp. Class B                                      500            25
Seagram Co., Ltd.                                             2,500            96
                                                                             ----
                                                                              280
                                                                             ----
APPAREL--0.2%
Fruit of the Loom, Inc. Class A+                                400            14
Liz Claiborne, Inc.                                             400            18
NIKE, Inc. Class B                                            2,300           129
Reebok International Ltd.                                       400            15
Russell Corp.                                                   200             6
Springs Industries, Inc.                                        700            33
Stride Rite Corp.                                               300             4
V.F. Corp.                                                      900            65
                                                                             ----
                                                                              284
                                                                             ----
AUTOMOTIVE PRODUCTS--0.1%
Cooper Tire & Rubber Co.                                        400             9
Goodyear Tire & Rubber Co.                                    1,000            52
                                                                             ----
                                                                               61
                                                                             ----
BANKS--3.1%
Banc One Corp.                                                2,950           125
Bank of New York Co., Inc.                                    2,600           103
BankAmerica Corp.                                             2,900           339
BankBoston Corp.                                              1,300            95
Bankers Trust New York Corp.                                  1,000            81

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Barnett Banks, Inc.                                           1,200         $  59
Chase Manhattan Corp. (New)                                   3,440           319
Citicorp                                                      3,400           383
Comerica, Inc.                                                  700            41
CoreStates Financial Corp.                                    1,600            81
Fifth Third Bancorp                                             700            52
First Bank System, Inc.                                         982            75
First Chicago NBD Corp.                                       2,505           141
First Union Corp.                                             2,410           202
Fleet Financial Group, Inc.                                   1,924           117
J.P. Morgan & Co., Inc.                                       1,600           163
KeyCorp, Inc.                                                 1,300            68
MBNA Corp.                                                    2,400            79
Mellon Bank Corp.                                               900            75
National City Corp.                                           1,300            63
NationsBank Corp.                                             7,226           437
Norwest Corp.                                                 2,710           135
PNC Bank Corp.                                                2,500           103
Republic New York Corp.                                         800            73
SunTrust Banks, Inc.                                          1,600            81
U.S. Bancorp                                                    885            51
Wachovia Corp.                                                1,100            64
Wells Fargo & Co.                                               733           196
                                                                            -----
                                                                            3,801
                                                                            -----
BUSINESS MACHINES & SOFTWARE--3.2%
3COM Corp.+                                                   1,200            35
Amdahl Corp.+                                                   600             5
Apple Computer, Inc.+                                           800            14
Autodesk, Inc.                                                  100             4
Bay Networks, Inc.+                                             800            14
Cabletron Systems, Inc.+                                      1,100            38
Ceridian Corp.+                                                 428            14
Cisco Systems, Inc.                                           4,700           243
Compaq Computer Corp.+                                        2,200           188
Computer Associates International, Inc.                       2,550           133
Computer Sciences Corp.+                                      1,190            74
Data General Corp.+                                             300             6
Dell Computer Corp.+                                          1,100            92
Digital Equipment Corp.+                                      1,100            33
EMC Corp.+                                                    1,500            55
Hewlett-Packard Co.                                           7,400           389
Honeywell, Inc.                                                 900            64
Intergraph Corp.+                                               500             3
International Business Machines Corp.                         3,800           611
Microsoft Corp.+                                              9,800         1,188
Novell, Inc.+                                                 2,100            16
Oracle Systems Corp.+                                         4,650           185

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Parametric Technology Corp.+                                  1,100         $  50
Pitney Bowes, Inc.                                            1,000            64
Seagate Technology, Inc.+                                     1,368            63
Silicon Graphics, Inc.+                                       1,276            19
Sun Microsystems, Inc.+                                       2,500            72
Tandem Computers, Inc.+                                         600             8
Unisys Corp.+                                                   900             5
Xerox Corp.                                                   2,400           148
                                                                            -----
                                                                            3,833
                                                                            -----
BUSINESS SERVICES--0.6%
Automatic Data Processing, Inc.                               2,100            95
Browning-Ferris Industries, Inc.                              1,300            37
Cognizant Corp.                                                 900            29
Deluxe Corp.                                                    100             3
Dun & Bradstreet Corp.                                          900            22
Ecolab, Inc.                                                    300            12
First Data Corp.                                              3,100           109
H & R Block, Inc.                                               600            19
IKON Office Solutions                                           900            24
Interpublic Group of Companies, Inc.+                           500            28
John H. Harland Co.                                           1,500            31
Laidlaw, Inc. Class B                                         1,500            20
Moore Corp. Ltd.                                                500            10
National Service Industries, Inc.                               200             8
R.R. Donnelley & Sons Co.                                     1,000            34
Safety-Kleen Corp.                                            2,200            33
Service Corp. International                                   1,600            55
Shared Medical Systems Corp.                                    100             4
SUPERVALU, Inc.                                                 300             9
WMX Technologies, Inc.                                        3,500           103
                                                                            -----
                                                                              685
                                                                            -----
CHEMICAL--1.4%
Air Products & Chemicals, Inc.                                1,000            72
Dow Chemical Co.                                              2,300           195
E.I. du Pont de Nemours & Co.                                 4,700           496
Eastman Chemical Co.                                            500            26
Great Lakes Chemical Corp.                                      400            17
Hercules, Inc.                                                  700            28
Minnesota Mining & Manufacturing Co.                          3,700           322
Monsanto Co.                                                  4,300           184
Morton International, Inc.                                    1,000            42
Nalco Chemical Co.                                              300            11
PPG Industries, Inc.                                          1,300            71
Praxair, Inc.                                                 1,000            52
Rohm & Haas Co.                                                 500            42
Sigma-Aldrich Corp.                                             800            24

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Union Carbide Corp.                                             900         $  45
W.R. Grace & Co.                                                700            36
                                                                            -----
                                                                            1,663
                                                                            -----
CONSTRUCTION--0.2%
Armstrong World Industries, Inc.                                300            20
Centex Corp.                                                  1,400            50
Crane Co.                                                       150             6
Fluor Corp.                                                     600            33
Kaufman & Broad Home Corp.                                      200             3
Owens Corning                                                   400            16
Pulte Corp.                                                     100             3
Sherwin-Williams Co.                                          1,200            36
Stanley Works                                                   600            23
                                                                            -----
                                                                              190
                                                                            -----
CONSUMER-DURABLE--0.1%
Black & Decker Corp.                                            600            20
Masco Corp.                                                   1,000            38
Maytag Corp.                                                    500            11
Newell Co.                                                    1,100            38
Snap-on, Inc.                                                   300            12
Whirlpool Corp.                                                 100             5
                                                                            -----
                                                                              124
                                                                            -----
CONSUMER-NONDURABLE--0.4%
American Greetings Corp. Class A                                500            16
Corning, Inc.                                                 1,600            77
Darden Restaurants, Inc.                                        800             6
Hasbro, Inc.                                                    900            23
Jostens, Inc.                                                   200             5
Mattel, Inc.                                                  1,750            49
McDonald's Corp.                                              5,100           272
Rubbermaid, Inc.                                              1,000            24
Wendy's International, Inc.                                     800            17
                                                                            -----
                                                                              489
                                                                            -----
CONTAINERS--0.1%
Ball Corp.                                                      200             5
Bemis Co., Inc.                                                 200             8
Crown Cork & Seal Co., Inc.                                     900            49
Stone Container Corp.                                           500             5
                                                                            -----
                                                                               67
                                                                            -----
ELECTRONICS--1.7%
Advanced Micro Devices, Inc.+                                   620            26
AMP, Inc.                                                     1,200            43
Applied Materials, Inc.+                                      1,100            60
EG&G, Inc.                                                    4,800            91

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
General Instrument Corp.+                                       800         $  19
General Signal Corp.                                            200             8
Harris Corp.                                                    200            17
Intel Corp.                                                   6,000           920
LSI Logic Corp.+                                                400            15
Lucent Technologies, Inc.                                     4,548           269
Micron Technology, Inc.                                       1,300            46
Motorola, Inc.                                                4,200           240
National Semiconductor Corp.+                                   600            15
Perkin Elmer Corp.                                              200            15
Rockwell International Corp. (New)                            2,000           133
Scientific-Atlanta, Inc.                                        400             6
Tektronix, Inc.                                                 300            16
Texas Instruments, Inc.                                       1,300           116
Thermo Electron Corp.+                                        1,200            41
Thomas & Betts Corp.                                             81             4
                                                                            -----
                                                                            2,100
                                                                            -----
ENERGY-DEVELOPMENT--0.5%
Baker Hughes, Inc.                                            1,000            35
Burlington Resources, Inc.                                      800            34
Dresser Industries, Inc.                                        800            24
Halliburton Co.                                               1,029            73
Helmerich & Payne, Inc.                                       1,200            57
Louisiana Land & Exploration Co.                                200            10
Occidental Petroleum Corp.                                    2,200            49
Rowan Companies, Inc.+                                        3,100            56
Schlumberger Ltd.                                             2,000           220
Union Pacific Resources Group                                 1,439            39
Western Atlas, Inc.+                                            400            25
                                                                            -----
                                                                              622
                                                                            -----
FOOD-AGRICULTURE--2.6%
Archer-Daniels Midland Co.                                    3,810            70
Campbell Soup Co.                                             4,000           205
Coca-Cola Co.                                                18,800         1,195
ConAgra, Inc.                                                 1,600            92
CPC International, Inc.                                       1,500           124
Fleming Companies, Inc.                                         400             7
General Mills, Inc.                                           1,563            97
H.J. Heinz Co.                                                2,700           112
Hershey Foods Corp.                                           1,100            60
Kellogg Co.                                                   1,500           105
PepsiCo, Inc.                                                11,400           398
Pioneer Hi-Bred International, Inc.                             600            42
Quaker Oats Co.+                                                900            36
Ralston Purina Co.                                            1,200            99

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Sara Lee Corp.                                                3,500         $ 147
SYSCO Corp.                                                   1,300            46
Unilever N V                                                  1,400           275
Whitman Corp.                                                   700            16
Wm. Wrigley Jr. Co.                                             800            47
                                                                            -----
                                                                            3,173
                                                                            -----
GOLD--0.1%
Barrick Gold Corp.                                            2,300            51
Echo Bay Mines Ltd.                                             600             3
Homestake Mining Co.                                            500             7
Newmont Mining Corp.                                            600            21
Placer Dome, Inc.                                             1,400            23
Santa Fe Pacific Gold Corp.                                     700            10
                                                                            -----
                                                                              115
                                                                            -----
HEALTHCARE--4.2%
Abbott Laboratories                                           5,700           348
Allergan, Inc.                                                  300             8
ALZA Corp.+                                                     400            12
American Home Products Corp.                                  4,600           305
Amgen, Inc.                                                   2,100           124
Bausch & Lomb, Inc.                                             300            12
Baxter International, Inc.                                    2,000            96
Becton, Dickinson & Co.                                         500            23
Beverly Enterprises, Inc.+                                      500             7
Biomet, Inc.                                                    600             9
Boston Scientific Corp.+                                      1,437            69
Bristol-Myers Squibb Co.                                      7,200           472
C.R. Bard, Inc.                                                 400            13
Columbia/HCA Healthcare Corp.                                 4,600           161
Eli Lilly & Co.+                                              4,700           413
Guidant Corp.                                                   600            41
HealthSouth Corp.+                                            6,152           122
Humana, Inc.+                                                   700            15
Johnson & Johnson                                             9,700           594
Mallinckrodt, Inc.                                              400            15
Manor Care, Inc.                                                300             7
Medtronic, Inc.                                               1,900           132
Merck & Co., Inc.                                             9,800           886
Pfizer, Inc.                                                  5,300           509
Pharmacia & Upjohn, Inc.                                      3,700           110
Schering Plough Corp.                                         2,800           224
St. Jude Medical, Inc.+                                         225             7
Tenet Healthcare Corp.+                                       2,300            60
U.S. Surgical Corp.                                             300            10

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
United Healthcare Co.                                         1,200         $  58
Warner Lambert Co.                                            2,500           245
                                                                            -----
                                                                            5,107
                                                                            -----
HOUSEHOLD PRODUCTS--1.2%
Alberto-Culver Co. Class B                                      200             6
Avon Products, Inc.                                             900            55
Clorox Co.                                                      600            76
Colgate-Palmolive Co.                                         1,300           144
Gillette Co.                                                  4,800           408
International Flavors & Fragrances, Inc.                        800            34
Procter & Gamble Co.                                          5,700           718
Tupperware Corp.                                                400            13
                                                                            -----
                                                                            1,454
                                                                            -----
IMAGING & PHOTO--0.2%
Eastman Kodak Co.                                             2,700           225
Polaroid Corp.                                                  200            10
                                                                            -----
                                                                              235
                                                                            -----
INSURANCE--1.7%
Aetna, Inc.                                                   1,524           139
Allstate Financial Corp.                                      3,200           210
American General Corp.                                        1,100            48
American International Group, Inc.                            3,900           501
Aon Corp.                                                       900            60
Chubb Corp.                                                   1,200            69
CIGNA Corp.                                                     800           120
Conseco, Inc.                                                 2,804           116
General Re Corp.                                                935           156
ITT Hartford Group, Inc.                                        800            60
Jefferson-Pilot Corp.                                           450            26
Lincoln National Corp.                                          700            39
Marsh & McLennan Companies, Inc.                              1,000           121
MBIA Corp.                                                      300            29
MGIC Investment Corp.                                           900            73
Providian Corp.                                                 700            40
SAFECO Corp.                                                    800            32
St. Paul Companies, Inc.                                        600            40
Torchmark Corp.                                                 500            31
Transamerica Corp.                                            1,000            85
UNUM Corp.                                                    1,000            77
USF & G Corp.                                                   500            10
USLIFE Corp.                                                    100             5
                                                                            -----
                                                                            2,087
                                                                            -----
MEDIA--0.8%
Comcast Corp. Class A                                         1,600            25
Dow Jones & Co., Inc.                                           700            28

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Gannett Co., Inc.                                             1,000         $  87
King World Productions, Inc.+                                   300            11
Knight-Ridder, Inc.                                             600            23
McGraw Hill Companies, Inc.+                                    600            31
Meredith Corp.                                                  200             5
New York Times Co. Class A+                                     700            30
SBC Communications, Inc.                                      6,367           353
Telecommunications, Inc. Series A (TCI Group)+                4,400            61
Time Warner, Inc.                                             4,000           180
Times Mirror Co. Series A                                       800            44
Tribune Co. (New)                                             1,800            79
Viacom, Inc. Class B+                                         2,600            70
                                                                            -----
                                                                            1,027
                                                                            -----
MISCELLANEOUS FINANCE--1.3%
American Express Co.                                          3,300           217
Beneficial Corp.                                                300            19
Dean Witter Discover and Company                              2,800           107
Federal Home Loan Mortgage Corp.                              5,600           179
Federal National Mortgage Association                         8,000           328
Golden West Financial Corp.                                     500            33
Great Western Financial Corp.                                 1,000            42
Green Tree Financial Corp.                                    1,000            30
H.F. Ahmanson & Co.                                             600            23
Household International, Inc.                                 1,200           106
Merrill Lynch & Co., Inc.                                     1,700           162
Morgan Stanley Group, Inc.                                    1,000            63
Salomon, Inc.                                                   800            40
Travelers Group, Inc.+                                        4,666           258
                                                                            -----
                                                                            1,607
                                                                            -----
MOTOR VEHICLE--0.8%
Chrysler Corp.                                                5,300           159
Cummins Engine Co., Inc.                                        200            11
Dana Corp.                                                      700            22
Eaton Corp.                                                     500            37
Echlin, Inc.                                                    300            10
Fleetwood Enterprises, Inc.                                   1,400            37
Ford Motor Co.                                                8,700           302
General Motors Corp.                                          5,500           319
Genuine Parts Co.                                             1,200            39
Navistar International Corp.+                                   100             1
Paccar, Inc.                                                    200            14
TRW, Inc.+                                                      900            47
                                                                            -----
                                                                              998
                                                                            -----
NON-FERROUS--0.3%
Alcan Aluminum Ltd.                                           1,600            54
Aluminum Company of America                                   1,600           112

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Asarco, Inc.                                                    200         $   6
Cyprus Minerals Co.                                             600            13
Engelhard Corp.                                               1,000            21
Freeport-McMoran Copper & Gold, Inc. Class B                  1,400            41
Inco Ltd.                                                     1,200            38
Phelps Dodge Corp.                                              400            31
Reynolds Metals Co.                                             400            27
                                                                            -----
                                                                              343
                                                                            -----
OIL-DOMESTIC--0.4%
Amerada Hess Corp.                                              600            29
Ashland, Inc.                                                   400            18
Atlantic Richfield Co.                                        1,400           190
Kerr-McGee Corp.                                                400            24
Oryx Energy Co.+                                                500            10
Pennzoil Co.                                                    200            10
Phillips Petroleum Co.                                        1,900            75
Santa Fe Energy Resources, Inc.+                                400             6
Sun, Inc.                                                       400            11
Unocal Corp.                                                  1,700            65
USX-Marathon Group                                            2,000            55
                                                                            -----
                                                                              493
                                                                            -----
OIL-INTERNATIONAL--2.6%
Amoco Corp.                                                   3,900           326
Chevron Corp.                                                 4,700           322
Exxon Corp.                                                  19,800         1,121
Mobil Corp.                                                   3,100           403
Royal Dutch Petroleum Company+                                4,200           757
Texaco, Inc.                                                  2,100           222
                                                                            -----
                                                                            3,151
                                                                            -----
PAPER--0.5%
Boise Cascade Corp.                                             300            10
Champion International Corp.                                    700            33
Georgia-Pacific Corp.                                           600            47
International Paper Co.                                       2,100            89
James River Corp.                                               400            12
Kimberly-Clark Corp.                                          4,560           233
Louisiana-Pacific Corp.                                         700            13
Mead Corp.                                                      300            17
Potlatch Corp.                                                  100             4
Temple Inland, Inc.                                             400            22
Union Camp Corp.                                                500            24
Westvaco Corp.                                                  700            20
Weyerhaeuser Co.                                              1,400            64
Willamette Industries, Inc.                                     600            38
                                                                            -----
                                                                              626
                                                                            -----

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
PRODUCER GOODS & MANUFACTURING--2.2%
Allied Signal, Inc.                                           2,300        $  166
Avery Dennison Corp.                                            300            11
Briggs & Stratton Corp.                                         100             5
Case Corp.                                                      600            33
Caterpillar, Inc.                                             1,500           134
Cincinnati Milacron, Inc.                                       100             2
Cooper Industries, Inc.                                         300            14
Deere & Co.                                                   1,400            64
Dover Corp.                                                     800            42
Emerson Electric Co.                                          4,200           213
FMC Corp.+                                                      200            13
Foster Wheeler Corp.                                            300            12
General Electric Co.                                         12,400         1,374
Giddings & Lewis, Inc.                                          200             4
Harnischfeger Industries, Inc.                                  200             8
Illinois Tool Works, Inc.                                     1,300           119
Ingersoll-Rand Co.                                              700            34
ITT Industries, Inc.                                            800            20
Johnson Controls, Inc.                                          600            23
McDermott International, Inc.                                 2,000            37
Millipore Corp.                                                 200             8
NACCO Industries, Inc. Class A                                  100             5
Pall Corp.                                                      600            14
Parker-Hannifin Corp.                                           500            25
Raychem Corp.                                                   800            52
Tenneco, Inc. (New)                                           1,200            48
Timken Co.                                                      100             6
Tyco International, Ltd.                                      1,100            67
W.W. Grainger, Inc.                                             400            30
Westinghouse Electric Corp.                                   4,500            77
                                                                            -----
                                                                            2,660
                                                                            -----
RAILROAD--0.4%
Burlington Northern Santa Fe Corp.                            1,300           102
Conrail, Inc.                                                   874           100
CSX Corp.                                                     1,200            56
Norfolk Southern Corp.                                        1,400           126
Union Pacific Corp.                                           1,700           108
                                                                            -----
                                                                              492
                                                                            -----
REAL PROPERTY--0.0%
HFS, Inc.+                                                      900            53
                                                                            -----
RETAIL--1.5%
Albertson's, Inc.                                             1,800            59
American Stores Co.+                                          1,000            46
AutoZone, Inc.+                                               1,300            32

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Charming Shoppes, Inc.+                                         700         $   4
Circuit City Stores, Inc.                                       700            28
Costco Companies, Inc.+                                       1,300            38
CUC International, Inc.+                                      2,097            44
CVS Corp.                                                       600            30
Dayton Hudson Corp.                                           1,200            54
Dillard Department Stores, Inc. Class A                         800            25
Federated Department Stores, Inc.+                            1,400            48
Gap, Inc.                                                     2,000            64
Giant Food, Inc. Class A                                        300            10
Great Atlantic & Pacific Tea Co., Inc.                          200             5
Harcourt General, Inc.                                          100             5
Home Depot, Inc.                                              3,600           209
J.C. Penney Co., Inc.                                         1,600            76
K Mart Corp.+                                                 3,100            42
Kroger Co.+                                                   1,600            44
Limited, Inc.                                                 1,497            27
Longs Drug Stores, Inc.                                         200             5
Lowe's Companies, Inc.                                        1,100            42
May Department Stores Co.                                     1,700            79
Mercantile Stores Co., Inc.                                     300            15
Nordstrom, Inc.                                                 500            20
Pep Boys-Manny Moe & Jack                                       300            10
Rite Aid Corp.                                                  600            28
Sears Roebuck & Co.                                           2,400           115
Tandy Corp.                                                     400            21
TJX Companies, Inc.                                             100             5
Toys 'R' Us, Inc.+                                            1,700            48
Wal Mart Stores, Inc.                                        16,800           472
Walgreen Co.                                                  1,700            78
Winn Dixie Stores, Inc.                                       1,100            38
Woolworth Corp.+                                                700            15
                                                                            -----
                                                                            1,881
                                                                            -----
STEEL--0.1%
Allegheny Teledyne, Inc.                                        770            21
Armco, Inc.+                                                    200             1
Bethlehem Steel Corp.+                                          500             4
Inland Steel Industries, Inc.                                 1,800            40
Nucor Corp.                                                     600            30
USX-U.S. Steel Group                                            500            15
Worthington Industries, Inc.                                    500             9
                                                                            -----
                                                                              120
                                                                            -----
TELEPHONE--2.3%
Air Touch Communications+                                     3,600            92
Alltel Corp.                                                  1,200            38
Ameritech Corp.                                               4,000           245

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Andrew Corp.                                                    750         $  19
AT&T Corp.                                                   11,900           398
Bell Atlantic Corp.                                           3,800           257
BellSouth Corp.                                               7,300           325
DSC Communications Corp.+                                       700            14
Frontier Corp.                                                1,300            21
GTE Corp.                                                     7,000           321
MCI Communications Corp.                                      5,000           191
Northern Telecom Ltd.                                         1,700           123
Nynex Corp.                                                   3,200           166
Sprint Corp.                                                  2,900           127
Tellabs, Inc.+                                                1,200            48
U.S. West, Inc. (Communications Group)                        3,400           119
U.S. West, Inc. (Media Group)+                                4,500            78
WorldCom, Inc.                                                7,100           170
                                                                            -----
                                                                            2,752
                                                                            -----
TOBACCO--0.8%
American Brands, Inc.                                         1,200            65
Loew's Corp.                                                  1,300           119
Philip Morris Companies, Inc.                                18,400           725
UST, Inc.                                                     1,000            26
                                                                            -----
                                                                              935
                                                                            -----
TRANSPORTATION-MISCELLANEOUS--0.1%
Caliber Systems, Inc.                                           200             6
Federal Express Corp.+                                          800            44
Ryder Systems, Inc.                                             400            12
                                                                            -----
                                                                               62
                                                                            -----
TRAVEL & RECREATION--0.5%
Brunswick Corp.                                                 500            14
Harrah's Entertainment, Inc.+                                   700            11
Hilton Hotels Corp.                                           1,800            49
ITT Corp. (New)+                                                800            47
Marriott International, Inc.                                    900            50
Walt Disney Co.                                               4,973           408
                                                                            -----
                                                                              579
                                                                            -----
UTILITIES--1.0%
American Electric Power Co., Inc.                             1,000            41
Baltimore Gas & Electric Co.                                    500            13
Carolina Power & Light Co.                                    1,000            34
Central & South West Services Corp.                           1,000            20
Cinergy Corp.                                                 1,100            37
Coastal Corp.                                                   700            33
Columbia Gas System, Inc.                                       400            25
Consolidated Edison Co. of New York, Inc.                     1,500            42

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Consolidated Natural Gas Co.                                    600         $  30
Dominion Resources, Inc.                                      1,300            45
DTE Energy Co.                                                1,000            27
Duke Power Co.                                                1,400            61
Eastern Enterprises                                             100             3
Edison International                                          2,800            59
Enron Corp.                                                   1,800            68
ENSERCH Corp.                                                   300             6
Entergy Corp.                                                 1,200            28
FPL Group, Inc.                                               1,000            45
GPU, Inc.                                                       800            26
Houston Industries, Inc.                                      1,400            28
Niagara Mohawk Power Corp.+                                     700             6
NICOR, Inc.                                                     200             7
Noram Energy Corp.                                              600             9
Northern States Power Co.                                       500            23
Ohio Edison Co.                                                 600            12
ONEOK, Inc.                                                     200             6
Pacific Enterprises, Inc.                                       400            12
Pacific Gas & Electric Corp.                                  2,600            62
PacifiCorp.                                                   1,600            32
Panhandle Eastern Corp.                                       1,100            49
PECO Energy Co.                                               1,100            22
Peoples Energy Corp.                                            100             3
PP&L Resources, Inc.                                            800            16
Public Service Enterprises                                    1,300            31
Sonat, Inc.                                                     600            34
Southern Co.                                                  4,900            97
Texas Utilities Co.                                           1,300            44
Unicom Corp.                                                  1,100            24
Union Electric Co.                                              700            25
Williams Companies, Inc.                                      1,050            46
                                                                            -----
                                                                            1,231
                                                                            -----
INTERNATIONAL--0.0%
GERMANY--0.0%
VIAG AG+                                                         20             9

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
UNITED KINGDOM--0.0%
Centrica+                                                    21,063        $   19
Energy Group+                                                 2,663            21
                                                                           ------
                                                                               40
                                                                           ------
                                                                               49
                                                                           ------
TOTAL COMMON STOCK
  (Cost $35,149)                                                           46,633
                                                                           ------
WARRANTS--0.0%
BELGIUM--0.0%
Generale de Banque (expire 11/15/99)+                            88             1
                                                                           ------
FRANCE--0.0%
AXA UAP CVG (expire 01/07/99)+                                  636             3
                                                                           ------
SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/2000)+                    30             0
                                                                           ------
TOTAL WARRANTS
  (Cost $0)                                                                     4
                                                                           ------
MUTUAL FUNDS--39.4% (SEE NOTE 3)
Schwab International Index Fund                           1,986,403        24,830
Schwab Small-Cap Index Fund                               1,708,699        23,119
                                                                           ------
TOTAL MUTUAL FUNDS
  (Cost $48,559)                                                           47,949
                                                                           ------
                                                            Par
                                                         ----------
U.S. TREASURY OBLIGATIONS--17.3%(A)
U.S. Treasury Bonds
  7.250%, 05/15/16                                       $3,250,000         3,328
  7.500%, 11/15/16                                          500,000           524
  9.125%, 05/15/18                                        1,000,000         1,227
  8.125%, 08/15/19                                        5,100,000         5,705
  8.125%, 05/15/21                                        3,500,000         3,928
  7.125%, 02/15/23                                          350,000           353
  6.000%, 02/15/26                                        5,700,000         4,985
  6.500%, 11/15/26                                        1,000,000           938
                                                                           ------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,110)                             20,988
                                                                           ------
CASH EQUIVALENTS--4.4%
Federal National Mortgage Association Discount Note (b)
  5.350%, 05/29/97                                        5,200,000         5,178

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
MSTC Cash Reserve Liquid Asset Fund (c)
  5.330%, 05/07/97                                          187,107       $   187
                                                                          -------
TOTAL CASH EQUIVALENTS (Cost $5,365)                                        5,365
                                                                          -------
TOTAL INVESTMENTS--99.5%
  (Cost $110,183)                                                         120,939
OTHER ASSETS AND LIABILITIES--0.5%
  Other Assets                                                                986
  Liabilities                                                                (346)
                                                                          -------
                                                                              640
                                                                          -------
NET ASSETS--100.0% (see Note 6)
Applicable to 10,296,181 outstanding $0.00001 par value
  shares (unlimited shares authorized)                                   $121,579
                                                                          =======
NET ASSET VALUE PER SHARE                                                  $11.81
                                                                            =====

See accompanying Notes to Statements of Net Assets and Notes to Financial Statements.

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
COMMON STOCK--28.8%
AEROSPACE/DEFENSE--0.6%
BFGoodrich Co.                                                  200         $   8
Boeing Co.                                                    1,942           192
General Dynamics Corp.                                          200            14
Lockheed Martin Corp.                                         1,200           107
McDonnell Douglas Corp.                                       1,000            59
Northrop Grumman Corp.                                          500            42
Raytheon Co.                                                  1,100            48
Textron, Inc.                                                   700            78
United Technologies Corp.                                     1,600           121
                                                                            -----
                                                                              669
                                                                            -----
AIR TRANSPORTATION--0.1%
AMR Corp.+                                                      500            47
Delta Airlines, Inc.                                            400            37
Southwest Airlines Co.                                          600            17
USAir Group, Inc.+                                            1,800            57
                                                                            -----
                                                                              158
                                                                            -----
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co. Class B                                        100             2
Anheuser-Busch Companies, Inc.                                2,400           103
Brown-Forman Corp. Class B                                      300            15
Seagram Co., Ltd.                                             1,800            69
                                                                            -----
                                                                              189
                                                                            -----
APPAREL--0.1%
Fruit of the Loom, Inc. Class A+                                200             7
Liz Claiborne, Inc.                                             200             9
NIKE, Inc. Class B                                            1,400            78
Reebok International Ltd.                                       200             8
Russell Corp.                                                   100             3
Springs Industries, Inc.                                        100             5
Stride Rite Corp.                                               200             3
V.F. Corp.                                                      500            36
                                                                            -----
                                                                              149
                                                                            -----
AUTOMOTIVE PRODUCTS--0.0%
Cooper Tire & Rubber Co.                                        200             4
Goodyear Tire & Rubber Co.                                      600            32
                                                                            -----
                                                                               36
                                                                            -----
BANKS--2.5%
Banc One Corp.                                                2,088            88
Bank of New York Co., Inc.                                    1,800            71
BankAmerica Corp.                                             2,000           234
BankBoston Corp.                                                800            58
Bankers Trust New York Corp.                                    600            49

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Barnett Banks, Inc.                                           1,000         $  49
Chase Manhattan Corp. (New)                                   2,232           207
Citicorp                                                      2,500           282
Comerica, Inc.                                                  600            35
CoreStates Financial Corp.                                    1,200            61
Fifth Third Bancorp                                             500            37
First Bank System, Inc.                                         764            59
First Chicago NBD Corp.                                       1,643            92
First Union Corp.                                             1,672           140
Fleet Financial Group, Inc.                                   1,256            77
J.P. Morgan & Co., Inc.                                         900            92
KeyCorp, Inc.                                                 1,100            57
MBNA Corp.                                                    1,650            54
Mellon Bank Corp.                                               800            67
National City Corp.                                           1,100            54
NationsBank Corp.                                             4,374           264
Norwest Corp.                                                 1,810            90
PNC Bank Corp.                                                1,500            62
Republic New York Corp.                                         500            46
SunTrust Banks, Inc.                                          1,100            56
U.S. Bancorp                                                    790            45
Wachovia Corp.                                                  900            53
Wells Fargo & Co.                                               500           133
                                                                            -----
                                                                            2,612
                                                                            -----
BUSINESS MACHINES & SOFTWARE--2.5%
3COM Corp.+                                                     900            26
Amdahl Corp.+                                                   300             3
Apple Computer, Inc.+                                           400             7
Autodesk, Inc.                                                  100             4
Bay Networks, Inc.+                                             700            12
Cabletron Systems, Inc.+                                        700            24
Ceridian Corp.+                                                 214             7
Cisco Systems, Inc.                                           3,500           181
Compaq Computer Corp.+                                        1,400           120
Computer Associates International, Inc.                       1,750            91
Computer Sciences Corp.+                                        595            37
Data General Corp.+                                             100             2
Dell Computer Corp.+                                            900            75
Digital Equipment Corp.+                                        600            18
EMC Corp.+                                                    1,100            40
Hewlett-Packard Co.                                           5,100           268
Honeywell, Inc.                                                 800            57
Intergraph Corp.+                                               200             1
International Business Machines Corp.                         2,500           402
Microsoft Corp.+                                              6,400           778
Novell, Inc.+                                                 1,200             9
Oracle Systems Corp.+                                         3,300           131

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Parametric Technology Corp.+                                    700         $  32
Pitney Bowes, Inc.                                              700            45
Seagate Technology, Inc.+                                     1,184            54
Silicon Graphics, Inc.+                                         654            10
Sun Microsystems, Inc.+                                       1,700            49
Tandem Computers, Inc.+                                         300             4
Unisys Corp.+                                                   400             2
Xerox Corp.                                                   1,500            92
                                                                            -----
                                                                            2,581
                                                                            -----
BUSINESS SERVICES--0.4%
Automatic Data Processing, Inc.                               1,400            63
Browning-Ferris Industries, Inc.                                800            23
Cognizant Corp.                                                 800            26
Deluxe Corp.                                                    400            12
Dun & Bradstreet Corp.                                          800            20
Ecolab, Inc.                                                    300            12
First Data Corp.                                              2,100            73
H & R Block, Inc.                                               300            10
IKON Office Solutions                                           400            11
Interpublic Group of Companies, Inc.+                           300            17
Laidlaw, Inc. Class B                                         1,500            20
Moore Corp. Ltd.                                                200             4
National Service Industries, Inc.                               100             4
R.R. Donnelley & Sons Co.                                       700            24
Safety-Kleen Corp.                                            1,400            21
Service Corp. International                                     900            31
Shared Medical Systems Corp.                                    100             4
SUPERVALU, Inc.                                                 300             9
WMX Technologies, Inc.                                        2,100            62
                                                                            -----
                                                                              446
                                                                            -----
CHEMICAL--1.0%
Air Products & Chemicals, Inc.                                  700            50
Dow Chemical Co.                                              1,400           119
E.I. du Pont de Nemours & Co.                                 3,000           319
Eastman Chemical Co.                                            300            15
Great Lakes Chemical Corp.                                      200             8
Hercules, Inc.                                                  300            12
Minnesota Mining & Manufacturing Co.                          2,100           183
Monsanto Co.                                                  2,700           115
Morton International, Inc.                                      600            25
Nalco Chemical Co.                                              300            11
PPG Industries, Inc.                                          1,000            54
Praxair, Inc.                                                   700            36
Rohm & Haas Co.                                                 500            42

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Sigma-Aldrich Corp.                                             400         $  12
Union Carbide Corp.                                             500            25
W.R. Grace & Co.                                                400            21
                                                                            -----
                                                                            1,047
                                                                            -----
CONSTRUCTION--0.1%
Armstrong World Industries, Inc.                                400            26
Crane Co.                                                       150             6
Fluor Corp.                                                     600            33
Kaufman & Broad Home Corp.                                      100             1
Owens Corning                                                   300            12
Pulte Corp.                                                     100             3
Sherwin-Williams Co.                                          1,000            30
Stanley Works                                                   400            16
                                                                            -----
                                                                              127
                                                                            -----
CONSUMER-DURABLE--0.1%
Black & Decker Corp.                                            300            10
Masco Corp.                                                     700            26
Maytag Corp.                                                    300             7
Newell Co.                                                      600            21
Snap-on, Inc.                                                   150             6
Whirlpool Corp.                                                 300            14
                                                                            -----
                                                                               84
                                                                            -----
CONSUMER-NONDURABLE--0.3%
American Greetings Corp. Class A                                200             6
Corning, Inc.                                                 1,100            53
Darden Restaurants, Inc.                                        400             3
Hasbro, Inc.                                                    450            11
Jostens, Inc.                                                   100             2
Mattel, Inc.                                                  1,125            31
McDonald's Corp.                                              3,300           179
Rubbermaid, Inc.                                                600            14
Wendy's International, Inc.                                     300             6
                                                                            -----
                                                                              305
                                                                            -----
CONTAINERS--0.0%
Ball Corp.                                                      200             5
Bemis Co., Inc.                                                 100             4
Crown Cork & Seal Co., Inc.                                     700            39
Stone Container Corp.                                           200             2
                                                                            -----
                                                                               50
                                                                            -----
ELECTRONICS--1.3%
Advanced Micro Devices, Inc.+                                   520            22
AMP, Inc.                                                     1,100            39
Applied Materials, Inc.+                                        800            44
EG&G, Inc.                                                    2,200            42

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
General Instrument Corp.+                                       500         $  12
General Signal Corp.                                            100             4
Harris Corp.                                                    100             9
Intel Corp.                                                   4,200           643
LSI Logic Corp.+                                                500            19
Lucent Technologies, Inc.                                     3,165           187
Micron Technology, Inc.                                       1,000            35
Motorola, Inc.                                                3,200           183
National Semiconductor Corp.+                                   600            15
Perkin Elmer Corp.                                              100             7
Rockwell International Corp. (New)                            1,000            67
Scientific-Atlanta, Inc.                                        200             3
Tektronix, Inc.                                                 100             5
Texas Instruments, Inc.                                         900            80
Thermo Electron Corp.+                                          800            28
Thomas & Betts Corp.                                            181             8
                                                                            -----
                                                                            1,452
                                                                            -----
ENERGY-DEVELOPMENT--0.4%
Baker Hughes, Inc.                                              600            21
Burlington Resources, Inc.                                      600            25
Dresser Industries, Inc.                                        700            21
Halliburton Co.                                                 787            56
Helmerich & Payne, Inc.                                         800            38
Louisiana Land & Exploration Co.                                100             5
Occidental Petroleum Corp.                                    1,500            33
Rowan Companies, Inc.+                                        1,900            34
Schlumberger Ltd.                                             1,400           155
Union Pacific Resources Group                                 1,062            29
Western Atlas, Inc.+                                            500            31
                                                                            -----
                                                                              448
                                                                            -----
FOOD-AGRICULTURE--1.9%
Archer-Daniels Midland Co.                                    2,610            48
Campbell Soup Co.                                             2,800           143
Coca-Cola Co.                                                12,200           775
ConAgra, Inc.                                                 1,200            69
CPC International, Inc.                                         700            58
Fleming Companies, Inc.                                         200             3
General Mills, Inc.                                           1,046            65
H.J. Heinz Co.                                                1,800            75
Hershey Foods Corp.                                             700            38
Kellogg Co.                                                   1,200            84
PepsiCo, Inc.                                                 7,400           258
Pioneer Hi-Bred International, Inc.                             400            28
Quaker Oats Co.+                                                700            28
Ralston Purina Co.                                              700            58
Sara Lee Corp.                                                2,300            97

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
SYSCO Corp.                                                     700         $  25
Unilever N V                                                    800           157
Whitman Corp.                                                   300             7
Wm. Wrigley Jr. Co.                                             700            41
                                                                            -----
                                                                            2,057
                                                                            -----
GOLD--0.1%
Barrick Gold Corp.                                            1,500            34
Echo Bay Mines Ltd.                                             300             2
Homestake Mining Co.                                            600             8
Newmont Mining Corp.                                            500            17
Placer Dome, Inc.                                             1,000            16
Santa Fe Pacific Gold Corp.                                     300             4
                                                                            -----
                                                                               81
                                                                            -----
HEALTHCARE--3.2%
Abbott Laboratories                                           3,700           226
Allergan, Inc.                                                  300             8
ALZA Corp.+                                                     200             6
American Home Products Corp.                                  3,300           219
Amgen, Inc.                                                   1,200            71
Bausch & Lomb, Inc.                                             200             8
Baxter International, Inc.                                    1,300            62
Becton, Dickinson & Co.                                         600            28
Beverly Enterprises, Inc.+                                      200             3
Biomet, Inc.                                                    300             5
Boston Scientific Corp.+                                        937            45
Bristol-Myers Squibb Co.                                      5,400           354
C.R. Bard, Inc.                                                 200             6
Columbia/HCA Healthcare Corp.                                 3,300           116
Eli Lilly & Co.+                                              3,000           264
Guidant Corp.                                                   400            27
HealthSouth Corp.+                                            3,476            69
Humana, Inc.+                                                   500            11
Johnson & Johnson                                             6,400           392
Mallinckrodt, Inc.                                              400            15
Manor Care, Inc.                                                200             5
Medtronic, Inc.                                               1,300            90
Merck & Co., Inc.                                             6,200           559
Pfizer, Inc.                                                  3,400           326
Pharmacia & Upjohn, Inc.                                      2,300            68
Schering Plough Corp.                                         1,800           144
St. Jude Medical, Inc.+                                         430            14
Tenet Healthcare Corp.+                                       1,500            39
U.S. Surgical Corp.                                             100             3
United Healthcare Co.                                           900            44
Warner Lambert Co.                                            1,500           147
                                                                            -----
                                                                            3,374
                                                                            -----

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
HOUSEHOLD PRODUCTS--0.8%
Alberto-Culver Co. Class B                                      200         $   6
Avon Products, Inc.                                             600            37
Clorox Co.                                                      200            25
Colgate-Palmolive Co.                                         1,000           111
Gillette Co.                                                  2,800           238
International Flavors & Fragrances, Inc.                        500            21
Procter & Gamble Co.                                          3,600           453
Tupperware Corp.                                                200             7
                                                                            -----
                                                                              898
                                                                            -----
IMAGING & PHOTO--0.1%
Eastman Kodak Co.                                             1,800           150
Polaroid Corp.                                                  100             5
                                                                            -----
                                                                              155
                                                                            -----
INSURANCE--1.2%
Aetna, Inc.                                                     734            67
Allstate Financial Corp.                                      2,300           151
American General Corp.                                          900            39
American International Group, Inc.                            2,400           310
Aon Corp.                                                       500            33
Chubb Corp.                                                     800            46
CIGNA Corp.                                                     600            90
Conseco, Inc.                                                 1,930            80
General Re Corp.                                                386            65
ITT Hartford Group, Inc.                                        700            52
Jefferson-Pilot Corp.                                           300            17
Lincoln National Corp.                                          400            22
Marsh & McLennan Companies, Inc.                                600            72
MBIA Corp.                                                      200            19
MGIC Investment Corp.                                           500            41
Providian Corp.                                                 500            29
SAFECO Corp.                                                    500            20
St. Paul Companies, Inc.                                        300            20
Torchmark Corp.                                                 400            25
Transamerica Corp.                                              300            25
UNUM Corp.                                                      600            46
USF & G Corp.                                                   300             6
USLIFE Corp.                                                    100             5
                                                                            -----
                                                                            1,280
                                                                            -----
MEDIA--0.7%
Comcast Corp. Class A                                         1,500            24
Dow Jones & Co., Inc.                                           400            16
Gannett Co., Inc.                                               700            61
King World Productions, Inc.+                                   100             4
Knight-Ridder, Inc.                                             400            16
McGraw Hill Companies, Inc.+                                    400            20

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Meredith Corp.                                                  200         $   5
New York Times Co. Class A+                                     400            17
SBC Communications, Inc.                                      4,662           258
Telecommunications, Inc. Series A (TCI Group)+                3,100            43
Time Warner, Inc.                                             2,600           117
Times Mirror Co. Series A                                       400            22
Tribune Co. (New)                                             1,200            53
Viacom, Inc. Class B+                                         1,700            45
                                                                            -----
                                                                              701
                                                                            -----
MISCELLANEOUS FINANCE--1.0%
American Express Co.                                          2,300           152
Beneficial Corp.                                                200            13
Dean Witter Discover and Company                              1,600            61
Federal Home Loan Mortgage Corp.                              4,400           140
Federal National Mortgage Association                         5,200           214
Golden West Financial Corp.                                     200            13
Great Western Financial Corp.                                   700            29
Green Tree Financial Corp.                                      700            21
H.F. Ahmanson & Co.                                             300            11
Household International, Inc.                                   700            62
Merrill Lynch & Co., Inc.                                     1,000            95
Morgan Stanley Group, Inc.                                      700            44
Salomon, Inc.                                                   400            20
Travelers Group, Inc.+                                        3,033           168
                                                                            -----
                                                                            1,043
                                                                            -----
MOTOR VEHICLE--0.6%
Chrysler Corp.                                                3,500           105
Cummins Engine Co., Inc.                                        100             6
Dana Corp.                                                      400            13
Eaton Corp.                                                     600            45
Echlin, Inc.                                                    200             7
Fleetwood Enterprises, Inc.                                   1,700            45
Ford Motor Co.                                                5,700           198
General Motors Corp.                                          3,600           208
Genuine Parts Co.                                               750            24
Navistar International Corp.+                                   100             1
Paccar, Inc.                                                    100             7
TRW, Inc.+                                                      600            31
                                                                            -----
                                                                              690
                                                                            -----
NON-FERROUS--0.2%
Alcan Aluminum Ltd.                                             900            30
Aluminum Company of America                                   1,100            77
Asarco, Inc.                                                    100             3
Cyprus Minerals Co.                                             400             9
Engelhard Corp.                                                 400             8
Freeport-McMoran Copper & Gold, Inc. Class B                    700            20

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Inco Ltd.                                                       800         $  26
Phelps Dodge Corp.                                              300            23
Reynolds Metals Co.                                             200            14
                                                                            -----
                                                                              210
                                                                            -----
OIL-DOMESTIC--0.3%
Amerada Hess Corp.                                              600            29
Ashland, Inc.                                                   200             9
Atlantic Richfield Co.                                          800           109
Kerr-McGee Corp.                                                200            12
Oryx Energy Co.+                                                200             4
Pennzoil Co.                                                    300            15
Phillips Petroleum Co.                                        1,300            51
Santa Fe Energy Resources, Inc.+                                200             3
Sun, Inc.                                                       200             5
Unocal Corp.                                                  1,100            42
USX-Marathon Group                                            1,200            33
                                                                            -----
                                                                              312
                                                                            -----
OIL-INTERNATIONAL--1.9%
Amoco Corp.                                                   2,700           226
Chevron Corp.                                                 3,400           233
Exxon Corp.                                                  12,200           690
Mobil Corp.                                                   2,200           286
Royal Dutch Petroleum Company+                                2,600           469
Texaco, Inc.                                                  1,500           158
                                                                            -----
                                                                            2,062
                                                                            -----
PAPER--0.4%
Boise Cascade Corp.                                             100             3
Champion International Corp.                                    500            23
Georgia-Pacific Corp.                                           500            39
International Paper Co.                                       1,400            59
James River Corp.                                               400            12
Kimberly-Clark Corp.                                          3,180           163
Louisiana-Pacific Corp.                                         300             6
Mead Corp.                                                      200            11
Potlatch Corp.                                                  100             4
Temple Inland, Inc.                                             200            11
Union Camp Corp.                                                200            10
Westvaco Corp.                                                  400            11
Weyerhaeuser Co.                                              1,000            46
Willamette Industries, Inc.                                     200            13
                                                                            -----
                                                                              411
                                                                            -----
PRODUCER GOODS & MANUFACTURING--1.7%
Aeroquip-Vickers, Inc.                                        1,600            65
Allied Signal, Inc.                                           1,600           116
Avery Dennison Corp.                                            500            18

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Briggs & Stratton Corp.                                         100         $   5
Case Corp.                                                      300            17
Caterpillar, Inc.                                             1,200           107
Cincinnati Milacron, Inc.                                     1,000            20
Cooper Industries, Inc.                                         400            18
Deere & Co.                                                   1,300            60
Dover Corp.                                                     500            27
Emerson Electric Co.                                          2,600           132
FMC Corp.+                                                      400            27
Foster Wheeler Corp.                                            100             4
General Electric Co.                                          8,100           895
Giddings & Lewis, Inc.                                          100             2
Harnischfeger Industries, Inc.                                  100             4
Illinois Tool Works, Inc.                                       600            55
Ingersoll-Rand Co.                                              400            20
ITT Industries, Inc.                                            400            10
Johnson Controls, Inc.                                          400            15
McDermott International, Inc.                                 2,600            48
Millipore Corp.                                                 100             4
NACCO Industries, Inc. Class A                                  100             5
Pall Corp.                                                      300             7
Parker-Hannifin Corp.                                           200            10
Raychem Corp.                                                   200            13
Tenneco, Inc. (New)                                             800            32
Timken Co.                                                      100             6
Tyco International, Ltd.                                        900            55
W.W. Grainger, Inc.                                             500            38
Westinghouse Electric Corp.                                   2,800            48
                                                                            -----
                                                                            1,883
                                                                            -----
RAILROAD--0.3%
Burlington Northern Santa Fe Corp.                            1,000            79
Conrail, Inc.                                                   612            70
CSX Corp.                                                     1,100            51
Norfolk Southern Corp.                                          900            80
Union Pacific Corp.                                           1,200            77
                                                                            -----
                                                                              357
                                                                            -----
REAL PROPERTY--0.0%
HFS, Inc.+                                                      800            47
                                                                            -----
RETAIL--1.2%
Albertson's, Inc.                                             1,200            40
American Stores Co.+                                            600            27
AutoZone, Inc.+                                                 800            20
Charming Shoppes, Inc.+                                         500             3
Circuit City Stores, Inc.                                       400            16
Costco Companies, Inc.+                                       1,000            29

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
CUC International, Inc.+                                      1,832         $  39
CVS Corp.                                                       400            20
Dayton Hudson Corp.                                             900            41
Dillard Department Stores, Inc. Class A                         400            12
Federated Department Stores, Inc.+                            1,000            34
Gap, Inc.                                                     1,200            38
Giant Food, Inc. Class A                                        300            10
Great Atlantic & Pacific Tea Co., Inc.                          100             2
Harcourt General, Inc.                                          300            14
Home Depot, Inc.                                              2,400           139
J.C. Penney Co., Inc.                                         1,100            53
K Mart Corp.+                                                 1,800            25
Kroger Co.+                                                   1,000            28
Limited, Inc.                                                 1,044            19
Longs Drug Stores, Inc.                                         200             5
Lowe's Companies, Inc.                                          700            27
May Department Stores Co.                                     1,000            46
Mercantile Stores Co., Inc.                                     100             5
Nordstrom, Inc.                                                 400            16
Pep Boys-Manny Moe & Jack                                       200             7
Rite Aid Corp.                                                  600            28
Sears Roebuck & Co.                                           1,900            91
Tandy Corp.                                                     300            16
TJX Companies, Inc.                                             400            19
Toys 'R' Us, Inc.+                                            1,300            37
Wal Mart Stores, Inc.                                        11,000           306
Walgreen Co.                                                  1,200            55
Winn Dixie Stores, Inc.                                         600            21
Woolworth Corp.+                                                400             9
                                                                            -----
                                                                            1,297
                                                                            -----
STEEL--0.1%
Allegheny Teledyne, Inc.                                        585            16
Armco, Inc.+                                                    400             1
Bethlehem Steel Corp.+                                          300             2
Inland Steel Industries, Inc.                                   100             2
Nucor Corp.                                                     500            25
USX-U.S. Steel Group                                            200             6
Worthington Industries, Inc.                                    200             4
                                                                            -----
                                                                               56
                                                                            -----
TELEPHONE--1.7%
Air Touch Communications+                                     2,400            61
Alltel Corp.                                                    800            25
Ameritech Corp.                                               2,900           177
Andrew Corp.                                                    525            13
AT&T Corp.                                                    7,800           260
Bell Atlantic Corp.                                           2,400           163

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
BellSouth Corp.                                               4,700         $ 209
DSC Communications Corp.+                                       300             6
Frontier Corp.                                                  800            13
GTE Corp.                                                     4,600           211
MCI Communications Corp.                                      3,800           145
Northern Telecom Ltd.                                         1,400           102
Nynex Corp.                                                   2,000           104
Sprint Corp.                                                  2,100            92
Tellabs, Inc.+                                                  800            32
U.S. West, Inc. (Communications Group)                        2,300            81
U.S. West, Inc. (Media Group)+                                3,000            52
WorldCom, Inc.                                                4,400           106
                                                                            -----
                                                                            1,852
                                                                            -----
TOBACCO--0.6%
American Brands, Inc.                                           900            48
Loew's Corp.                                                    600            55
Philip Morris Companies, Inc.                                12,900           509
UST, Inc.                                                       700            18
                                                                            -----
                                                                              630
                                                                            -----
TRANSPORTATION-MISCELLANEOUS--0.0%
Caliber Systems, Inc.                                           100             3
Federal Express Corp.+                                          500            27
Ryder Systems, Inc.                                             200             6
                                                                            -----
                                                                               36
                                                                            -----
TRAVEL & RECREATION--0.4%
Brunswick Corp.                                                 200             6
Harrah's Entertainment, Inc.+                                   400             6
Hilton Hotels Corp.                                           1,100            30
ITT Corp. (New)+                                                600            36
Marriott International, Inc.                                    600            33
Walt Disney Co.                                               3,539           290
                                                                            -----
                                                                              401
                                                                            -----
UTILITIES--0.8%
American Electric Power Co., Inc.                               800            32
Baltimore Gas & Electric Co.                                    700            18
Carolina Power & Light Co.                                      500            17
Central & South West Services Corp.                             800            16
Cinergy Corp.                                                   600            20
Coastal Corp.                                                   500            24
Columbia Gas System, Inc.                                       300            19
Consolidated Edison Co. of New York, Inc.                       900            25
Consolidated Natural Gas Co.                                    600            30
Dominion Resources, Inc.                                        900            31
DTE Energy Co.                                                  600            16
Duke Power Co.                                                  900            39

------------------------------------------------------------------------------

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
Eastern Enterprises                                             100        $    3
Edison International                                          1,800            38
Enron Corp.                                                   1,200            45
ENSERCH Corp.                                                   100             2
Entergy Corp.                                                   900            21
FPL Group, Inc.                                                 800            36
GPU, Inc.                                                       500            16
Houston Industries, Inc.                                      1,000            20
Niagara Mohawk Power Corp.+                                     400             3
NICOR, Inc.                                                     100             3
Noram Energy Corp.                                              300             4
Northern States Power Co.                                       200             9
Ohio Edison Co.                                                 500            10
ONEOK, Inc.                                                     100             3
Pacific Enterprises, Inc.                                       200             6
Pacific Gas & Electric Corp.                                  1,900            46
PacifiCorp.                                                   1,200            24
Panhandle Eastern Corp.                                         600            27
PECO Energy Co.                                                 900            18
Peoples Energy Corp.                                            100             3
PP&L Resources, Inc.                                            600            12
Public Service Enterprises                                    1,100            27
Sonat, Inc.                                                     300            17
Southern Co.                                                  3,200            66
Texas Utilities Co.                                           1,100            37
Unicom Corp.                                                    800            17
Union Electric Co.                                              500            18
Williams Companies, Inc.                                        600            26
                                                                           ------
                                                                              844
                                                                           ------
INTERNATIONAL--0.0%
GERMANY--0.0%
VIAG AG+                                                         12             5
UNITED KINGDOM--0.0%
Centrica+                                                    11,258            10
Energy Group+                                                 2,304            19
                                                                           ------
                                                                               29
                                                                           ------
                                                                               34
                                                                           ------
TOTAL COMMON STOCK (Cost $24,145)                                          31,064
                                                                           ------

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                         of Shares        (000s)
                                                         ----------      --------
WARRANTS--0.0%
BELGIUM--0.0%
Generale de Banque (expire 11/15/99)+                            44        $    0
                                                                           ------
FRANCE--0.0%
Axa UAP CVG (expire 01/07/99)+                                  328             2
                                                                           ------
SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/2000)+                    20             0
                                                                           ------
TOTAL WARRANTS (Cost $0)                                                        2
                                                                           ------
MUTUAL FUNDS--29.5% (SEE NOTE 3)
Schwab International Index Fund                           1,318,381        16,480
Schwab Small-Cap Index Fund                               1,135,833        15,368
                                                                           ------
TOTAL MUTUAL FUNDS (Cost $32,292)                                          31,848
                                                                           ------
                                                            Par
                                                         ----------
U.S. TREASURY OBLIGATIONS--32.7%(A)
U.S. Treasury Bonds
  10.000%, 05/15/10                                       $ 475,000           567
  10.375%, 11/15/12                                         500,000           629
  11.250%, 02/15/15                                         350,000           500
  7.250%, 05/15/16                                        2,075,000         2,125
  7.500%, 11/15/16                                          500,000           524
  9.125%, 05/15/18                                        1,100,000         1,350
  8.125%, 08/15/19                                        4,275,000         4,782
  8.125%, 05/15/21                                        2,600,000         2,918
  7.125%, 02/15/23                                        2,300,000         2,320
  6.250%, 08/15/23                                          175,000           159
  6.000%, 02/15/26                                        2,900,000         2,536
  6.500%, 11/15/26                                        1,000,000           938
U.S. Treasury Notes
  7.250%, 02/15/98                                          700,000           707
  6.125%, 08/31/98                                        1,400,000         1,400
  5.000%, 02/15/99                                          500,000           490
  7.000%, 04/15/99                                        4,600,000         4,662
  8.000%, 08/15/99                                        2,100,000         2,174
  7.500%, 10/31/99                                        1,900,000         1,949
  5.750%, 10/31/00                                        1,000,000           978
  6.250%, 04/30/01                                        1,900,000         1,883

------------------------------------------------------------------------------

                                                                          Value
                                                            Par           (000s)
                                                         ----------      --------
  6.375%, 08/15/02                                        $ 900,000       $   893
  5.875%, 02/15/04                                          700,000           670
                                                                           ------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,567)                             35,154
                                                                           ------
AGENCY NOTES--3.3%(A)
Federal Home Loan Mortgage Corp.
  6.875%, 11/22/06                                          850,000           830
Federal Home Loan Mortgage Corp. Debenture
  7.140%, 09/13/06                                        1,000,000         1,010
Federal National Mortgage Association
  8.500%, 02/01/05                                        1,050,000         1,094
  7.250%, 06/01/05                                          650,000           649
                                                                          -------
TOTAL AGENCY NOTES (Cost $3,600)                                            3,583
                                                                          -------
CASH EQUIVALENTS--4.9%
Federal Home Loan Bank Consolidated Discount Note (b)
  5.380%, 05/02/97                                        1,100,000         1,100
Federal National Mortgage Association Discount Note (b)
  5.350%, 05/29/97                                        3,000,000         2,987
                                                           Number
                                                         of Shares
                                                         ----------
MSTC Cash Reserve Liquid Asset Fund (c)
  5.330%, 05/07/97                                        1,215,836         1,216
                                                                          -------
TOTAL CASH EQUIVALENTS (Cost $5,303)                                        5,303
                                                                          -------
TOTAL INVESTMENTS--99.2%
  (Cost $100,907)                                                         106,954
OTHER ASSETS AND LIABILITIES--0.8%
  Other Assets                                                              1,091
  Liabilities                                                                (229)
                                                                          -------
                                                                              862
                                                                          -------
NET ASSETS--100.0% (see Note 6)
Applicable to 9,501,367 outstanding $0.00001 par value
  shares (unlimited shares authorized)                                   $107,816
                                                                          =======
NET ASSET VALUE PER SHARE                                                  $11.35
                                                                            =====

See accompanying Notes to Statements of Net Assets and Notes to Financial Statements.

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
COMMON STOCK--18.9%
AEROSPACE/DEFENSE--0.4%
BFGoodrich Co.                                                   100         $  4
Boeing Co.                                                       308           31
General Dynamics Corp.                                           100            7
Lockheed Martin Corp.                                            200           18
McDonnell Douglas Corp.                                          200           12
Northrop Grumman Corp.                                           100            8
Raytheon Co.                                                     200            9
Textron, Inc.                                                    100           11
United Technologies Corp.                                        200           15
                                                                             ----
                                                                              115
                                                                             ----
AIR TRANSPORTATION--0.2%
AMR Corp.+                                                       100            9
Delta Airlines, Inc.                                             100            9
Southwest Airlines Co.                                           100            3
USAir Group, Inc.+                                               600           20
                                                                             ----
                                                                               41
                                                                             ----
ALCOHOLIC BEVERAGES--0.1%
Adolph Coors Co. Class B                                         100            2
Anheuser-Busch Companies, Inc.                                   300           13
Brown-Forman Corp. Class B                                       100            5
Seagram Co., Ltd.                                                200            8
                                                                             ----
                                                                               28
                                                                             ----
APPAREL--0.2%
Fruit of the Loom, Inc. Class A+                                 100            4
Liz Claiborne, Inc.                                              100            5
NIKE, Inc. Class B                                               200           11
Reebok International Ltd.                                        100            4
Springs Industries, Inc.                                         200            9
Stride Rite Corp.                                                100            1
V.F. Corp.                                                       100            7
                                                                             ----
                                                                               41
                                                                             ----
AUTOMOTIVE PRODUCTS--0.0%
Cooper Tire & Rubber Co.                                         100            2
Goodyear Tire & Rubber Co.                                       100            5
                                                                             ----
                                                                                7
                                                                             ----
BANKS--1.4%
Banc One Corp.                                                   307           13
Bank of New York Co., Inc.                                       200            8
BankAmerica Corp.                                                300           35
BankBoston Corp.                                                 100            7
Bankers Trust New York Corp.                                     100            8
Barnett Banks, Inc.                                              100            5

------------------------------------------------------------------------------

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
Chase Manhattan Corp. (New)                                      308         $ 29
Citicorp                                                         400           45
Comerica, Inc.                                                   100            6
CoreStates Financial Corp.                                       100            5
Fifth Third Bancorp                                              100            7
First Bank System, Inc.                                           88            7
First Chicago NBD Corp.                                          181           10
First Union Corp.                                                257           22
Fleet Financial Group, Inc.                                      189           12
J.P. Morgan & Co., Inc.                                          200           20
KeyCorp, Inc.                                                    200           10
MBNA Corp.                                                       225            7
Mellon Bank Corp.                                                100            8
National City Corp.                                              100            5
NationsBank Corp.                                                530           32
Norwest Corp.                                                    200           10
PNC Bank Corp.                                                   300           12
Republic New York Corp.                                          100            9
SunTrust Banks, Inc.                                             100            5
U.S. Bancorp                                                     100            6
Wachovia Corp.                                                   100            6
Wells Fargo & Co.                                                 66           18
                                                                             ----
                                                                              367
                                                                             ----
BUSINESS MACHINES & SOFTWARE--1.3%
3COM Corp.+                                                      200            6
Apple Computer, Inc.+                                            100            2
Bay Networks, Inc.+                                              100            2
Cabletron Systems, Inc.+                                         100            3
Ceridian Corp.+                                                   57            2
Cisco Systems, Inc.                                              500           26
Compaq Computer Corp.+                                           200           17
Computer Associates International, Inc.                          200           10
Computer Sciences Corp.+                                         179           11
Data General Corp.+                                              100            2
Dell Computer Corp.+                                             100            8
Digital Equipment Corp.+                                         100            3
EMC Corp.+                                                       100            4
Hewlett-Packard Co.                                              800           42
Honeywell, Inc.                                                  100            7
Intergraph Corp.+                                                100            1
International Business Machines Corp.                            400           64
Microsoft Corp.+                                                 900          108
Novell, Inc.+                                                    200            2
Oracle Systems Corp.+                                            500           20
Parametric Technology Corp.+                                     100            5
Pitney Bowes, Inc.                                               100            6
Seagate Technology, Inc.+                                        176            8

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
Silicon Graphics, Inc.+                                          122         $  2
Sun Microsystems, Inc.+                                          200            6
Tandem Computers, Inc.+                                          100            1
Unisys Corp.+                                                    100            1
Xerox Corp.                                                      200           12
                                                                             ----
                                                                              381
                                                                             ----
BUSINESS SERVICES--0.3%
Automatic Data Processing, Inc.                                  200            9
Browning-Ferris Industries, Inc.                                 100            3
Cognizant Corp.                                                  100            3
Deluxe Corp.                                                     100            3
Dun & Bradstreet Corp.                                           100            2
First Data Corp.                                                 300           12
H & R Block, Inc.                                                100            3
IKON Office Solutions                                            100            3
Interpublic Group of Companies, Inc.+                            100            6
John H. Harland Co.                                              300            6
Laidlaw, Inc. Class B                                            200            3
Moore Corp. Ltd.                                                 100            2
R.R. Donnelley & Sons Co.                                        100            3
Safety-Kleen Corp.                                               300            4
Service Corp. International                                      100            3
WMX Technologies, Inc.                                           300            9
                                                                             ----
                                                                               74
                                                                             ----
CHEMICAL--0.7%
Air Products & Chemicals, Inc.                                   100            7
Dow Chemical Co.                                                 200           17
E.I. du Pont de Nemours & Co.                                    500           55
Eastman Chemical Co.                                             100            5
Great Lakes Chemical Corp.                                       100            4
Hercules, Inc.                                                   100            4
Minnesota Mining & Manufacturing Co.                             400           35
Monsanto Co.                                                     500           21
Morton International, Inc.                                       100            4
PPG Industries, Inc.                                             100            5
Praxair, Inc.                                                    100            5
Rohm & Haas Co.                                                  100            8
Union Carbide Corp.                                              100            5
W.R. Grace & Co.                                                 100            5
                                                                             ----
                                                                              180
                                                                             ----
CONSTRUCTION--0.1%
Fluor Corp.                                                      100            6
Kaufman & Broad Home Corp.                                       100            1

------------------------------------------------------------------------------

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
Pulte Corp.                                                      100         $  3
Sherwin-Williams Co.                                             200            6
                                                                             ----
                                                                               16
                                                                             ----
CONSUMER-DURABLE--0.1%
Black & Decker Corp.                                             100            3
Masco Corp.                                                      100            4
Maytag Corp.                                                     100            2
Newell Co.                                                       100            4
Whirlpool Corp.                                                  100            5
                                                                             ----
                                                                               18
                                                                             ----
CONSUMER-NONDURABLE--0.2%
American Greetings Corp. Class A                                 100            3
Corning, Inc.                                                    100            5
Darden Restaurants, Inc.                                         100            1
Hasbro, Inc.                                                     150            4
Jostens, Inc.                                                    100            2
Mattel, Inc.                                                     150            4
McDonald's Corp.                                                 500           27
Rubbermaid, Inc.                                                 100            2
Wendy's International, Inc.                                      100            2
                                                                             ----
                                                                               50
                                                                             ----
CONTAINERS--0.0%
Ball Corp.                                                       200            5
Crown Cork & Seal Co., Inc.                                      100            6
Stone Container Corp.                                            100            1
                                                                             ----
                                                                               12
                                                                             ----
ELECTRONICS--0.9%
Advanced Micro Devices, Inc.+                                     80            3
AMP, Inc.                                                        100            4
Applied Materials, Inc.+                                         100            5
EG&G, Inc.                                                       200            4
General Instrument Corp.+                                        100            2
Harris Corp.                                                     100            9
Intel Corp.                                                      700          106
LSI Logic Corp.+                                                 100            4
Lucent Technologies, Inc.                                        456           27
Micron Technology, Inc.                                          100            4
Motorola, Inc.                                                   400           23
National Semiconductor Corp.+                                    100            3
Rockwell International Corp. (New)                               200           13
Texas Instruments, Inc.                                          200           18
Thermo Electron Corp.+                                           100            3
Thomas & Betts Corp.                                              63            3
                                                                             ----
                                                                              231
                                                                             ----

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
ENERGY-DEVELOPMENT--0.3%
Baker Hughes, Inc.                                               100         $  3
Burlington Resources, Inc.                                       100            4
Dresser Industries, Inc.                                         100            3
Halliburton Co.                                                  157           11
Helmerich & Payne, Inc.                                          200           10
Occidental Petroleum Corp.                                       200            4
Rowan Companies, Inc.+                                           500            9
Schlumberger Ltd.                                                200           23
Union Pacific Resources Group                                    169            5
Western Atlas, Inc.+                                             100            6
                                                                             ----
                                                                               78
                                                                             ----
FOOD-AGRICULTURE--1.2%
Archer-Daniels Midland Co.                                       320            6
Campbell Soup Co.                                                400           20
Coca-Cola Co.                                                  1,900          121
ConAgra, Inc.                                                    200           12
CPC International, Inc.                                          100            8
Fleming Companies, Inc.                                          100            2
General Mills, Inc.                                              116            7
H.J. Heinz Co.                                                   200            8
Hershey Foods Corp.                                              100            5
Kellogg Co.                                                      200           14
PepsiCo, Inc.                                                  1,100           38
Pioneer Hi-Bred International, Inc.                              100            7
Quaker Oats Co.+                                                 100            4
Ralston Purina Co.                                               100            8
Sara Lee Corp.                                                   300           13
SYSCO Corp.                                                      100            4
Unilever N V                                                     100           20
Whitman Corp.                                                    100            2
Wm. Wrigley Jr. Co.                                              100            6
                                                                             ----
                                                                              305
                                                                             ----
GOLD--0.0%
Barrick Gold Corp.                                               200            5
Echo Bay Mines Ltd.                                              100            1
Homestake Mining Co.                                             100            1
Newmont Mining Corp.                                             100            3
Placer Dome, Inc.                                                100            2
Santa Fe Pacific Gold Corp.                                      100            1
                                                                             ----
                                                                               13
                                                                             ----
HEALTHCARE--2.0%
Abbott Laboratories                                              600           37
ALZA Corp.+                                                      100            3
American Home Products Corp.                                     500           33
Amgen, Inc.                                                      200           12

------------------------------------------------------------------------------

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
Baxter International, Inc.                                       200         $ 10
Becton, Dickinson & Co.                                          200            9
Biomet, Inc.                                                     100            2
Boston Scientific Corp.+                                         167            8
Bristol-Myers Squibb Co.                                       1,000           66
Columbia/HCA Healthcare Corp.                                    500           18
Eli Lilly & Co.+                                                 400           35
Guidant Corp.                                                    100            7
HealthSouth Corp.+                                               200            4
Humana, Inc.+                                                    100            2
Johnson & Johnson                                              1,000           61
Mallinckrodt, Inc.                                               100            4
Medtronic, Inc.                                                  200           14
Merck & Co., Inc.                                              1,100           95
Pfizer, Inc.                                                     600           58
Pharmacia & Upjohn, Inc.                                         400           12
Schering Plough Corp.                                            300           24
St. Jude Medical, Inc.+                                          100            3
Tenet Healthcare Corp.+                                          100            3
United Healthcare Co.                                            100            5
Warner Lambert Co.                                               200           20
                                                                             ----
                                                                              545
                                                                             ----
HOUSEHOLD PRODUCTS--0.5%
Avon Products, Inc.                                              200           12
Clorox Co.                                                       100           13
Colgate-Palmolive Co.                                            100           11
Gillette Co.                                                     400           34
International Flavors & Fragrances, Inc.                         100            4
Procter & Gamble Co.                                             500           64
Tupperware Corp.                                                 100            3
                                                                             ----
                                                                              141
                                                                             ----
IMAGING & PHOTO--0.1%
Eastman Kodak Co.                                                300           25
                                                                             ----
INSURANCE--0.9%
Aetna, Inc.                                                      122           11
Allstate Financial Corp.                                         300           20
American General Corp.                                           100            4
American International Group, Inc.                               400           51
Aon Corp.                                                        100            7
Chubb Corp.                                                      100            6
CIGNA Corp.                                                      100           15
Conseco, Inc.                                                    332           14
General Re Corp.                                                  37            6
ITT Hartford Group, Inc.                                         100            7
Jefferson-Pilot Corp.                                            100            6

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
Lincoln National Corp.                                           100         $  6
Marsh & McLennan Companies, Inc.                                 100           12
MBIA Corp.                                                       100           10
MGIC Investment Corp.                                            100            8
Providian Corp.                                                  100            6
SAFECO Corp.                                                     100            4
St. Paul Companies, Inc.                                         100            7
Torchmark Corp.                                                  100            6
Transamerica Corp.                                               100            8
UNUM Corp.                                                       100            8
USF & G Corp.                                                    100            2
                                                                             ----
                                                                              224
                                                                             ----
MEDIA--0.4%
Comcast Corp. Class A                                            200            3
Dow Jones & Co., Inc.                                            100            4
Gannett Co., Inc.                                                100            9
Knight-Ridder, Inc.                                              100            4
McGraw Hill Companies, Inc.+                                     100            5
Meredith Corp.                                                   200            5
New York Times Co. Class A+                                      100            4
SBC Communications, Inc.                                         719           39
Telecommunications, Inc. Series A (TCI Group)+                   400            6
Time Warner, Inc.                                                400           18
Times Mirror Co. Series A                                        100            6
Tribune Co. (New)                                                200            9
Viacom, Inc. Class B+                                            200            5
                                                                             ----
                                                                              117
                                                                             ----
MISCELLANEOUS FINANCE--0.7%
American Express Co.                                             400           26
Beneficial Corp.                                                 100            6
Dean Witter Discover and Company                                 200            8
Federal Home Loan Mortgage Corp.                                 800           26
Federal National Mortgage Association                            800           33
Great Western Financial Corp.                                    100            4
Green Tree Financial Corp.                                       100            3
H.F. Ahmanson & Co.                                              100            4
Household International, Inc.                                    100            9
Merrill Lynch & Co., Inc.                                        200           19
Morgan Stanley Group, Inc.                                       100            6
Salomon, Inc.                                                    100            5
Travelers Group, Inc.+                                           500           28
                                                                             ----
                                                                              177
                                                                             ----
MOTOR VEHICLE--0.5%
Chrysler Corp.                                                   500           15
Dana Corp.                                                       100            3
Eaton Corp.                                                      100            7

------------------------------------------------------------------------------

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
Echlin, Inc.                                                     100         $  3
Fleetwood Enterprises, Inc.                                      400           11
Ford Motor Co.                                                   800           28
General Motors Corp.                                             600           36
Genuine Parts Co.                                                150            5
Navistar International Corp.+                                    300            3
TRW, Inc.+                                                       200           10
                                                                             ----
                                                                              121
                                                                             ----
NON-FERROUS--0.2%
Alcan Aluminum Ltd.                                              100            3
Aluminum Company of America                                      200           14
Cyprus Minerals Co.                                              100            2
Engelhard Corp.                                                  100            2
Freeport-McMoran Copper & Gold, Inc. Class B                     100            3
Inco Ltd.                                                        100            3
Phelps Dodge Corp.                                               100            8
Reynolds Metals Co.                                              100            7
                                                                             ----
                                                                               42
                                                                             ----
OIL-DOMESTIC--0.2%
Amerada Hess Corp.                                               100            5
Atlantic Richfield Co.                                           100           12
Kerr-McGee Corp.                                                 100            6
Phillips Petroleum Co.                                           200            8
Sun, Inc.                                                        100            3
Unocal Corp.                                                     100            4
USX-Marathon Group                                               200            6
                                                                             ----
                                                                               44
                                                                             ----
OIL-INTERNATIONAL--1.2%
Amoco Corp.                                                      500           42
Chevron Corp.                                                    500           34
Exxon Corp.                                                    1,900          108
Mobil Corp.                                                      300           39
Royal Dutch Petroleum Company+                                   400           72
Texaco, Inc.                                                     200           21
                                                                             ----
                                                                              316
                                                                             ----
PAPER--0.3%
Champion International Corp.                                     100            5
Georgia-Pacific Corp.                                            100            8
International Paper Co.                                          200            8
James River Corp.                                                100            3
Kimberly-Clark Corp.                                             356           17
Louisiana-Pacific Corp.                                          100            2
Mead Corp.                                                       100            6
Temple Inland, Inc.                                              100            6
Union Camp Corp.                                                 100            5

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
Westvaco Corp.                                                   100         $  3
Weyerhaeuser Co.                                                 100            5
Willamette Industries, Inc.                                      100            6
                                                                             ----
                                                                               74
                                                                             ----
PRODUCER GOODS & MANUFACTURING--1.3%
Aeroquip-Vickers, Inc.                                           200            8
Allied Signal, Inc.                                              300           22
Avery Dennison Corp.                                             100            4
Case Corp.                                                       100            6
Caterpillar, Inc.                                                200           18
Cincinnati Milacron, Inc.                                        400            8
Cooper Industries, Inc.                                          100            5
Deere & Co.                                                      200            9
Dover Corp.                                                      100            5
Emerson Electric Co.                                             400           20
FMC Corp.+                                                       100            7
General Electric Co.                                           1,300          142
Giddings & Lewis, Inc.                                           100            2
Illinois Tool Works, Inc.                                        100            9
Ingersoll-Rand Co.                                               100            5
ITT Industries, Inc.                                             100            3
Johnson Controls, Inc.                                           200            8
McDermott International, Inc.                                    200            4
NACCO Industries, Inc. Class A                                   100            5
Pall Corp.                                                       100            2
Parker-Hannifin Corp.                                            100            5
Raychem Corp.                                                    100            6
Tenneco, Inc. (New)                                              200            8
Tyco International, Ltd.                                         100            6
W.W. Grainger, Inc.                                              100            8
Westinghouse Electric Corp.                                      400            7
                                                                             ----
                                                                              332
                                                                             ----
RAILROAD--0.2%
Burlington Northern Santa Fe Corp.                               100            8
Conrail, Inc.                                                     87           10
CSX Corp.                                                        100            5
Norfolk Southern Corp.                                           100            9
Union Pacific Corp.                                              200           12
                                                                             ----
                                                                               44
                                                                             ----
REAL PROPERTY--0.0%
HFS, Inc.+                                                       100            6
                                                                             ----
RETAIL--0.8%
Albertson's, Inc.                                                100            3
American Stores Co.+                                             100            5

------------------------------------------------------------------------------

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
AutoZone, Inc.+                                                  100         $  2
Charming Shoppes, Inc.+                                          100            1
Circuit City Stores, Inc.                                        100            4
Costco Companies, Inc.+                                          100            3
CUC International, Inc.+                                         219            5
CVS Corp.                                                        100            5
Dayton Hudson Corp.                                              100            5
Dillard Department Stores, Inc. Class A                          100            3
Federated Department Stores, Inc.+                               100            3
Gap, Inc.                                                        200            6
Harcourt General, Inc.                                           100            5
Home Depot, Inc.                                                 400           23
J.C. Penney Co., Inc.                                            200           10
K Mart Corp.+                                                    300            4
Kroger Co.+                                                      200            6
Limited, Inc.                                                    109            2
Longs Drug Stores, Inc.                                          600           15
Lowe's Companies, Inc.                                           100            4
May Department Stores Co.                                        200            9
Nordstrom, Inc.                                                  100            4
Rite Aid Corp.                                                   100            5
Sears Roebuck & Co.                                              300           14
Tandy Corp.                                                      100            5
Toys 'R' Us, Inc.+                                               200            6
Wal Mart Stores, Inc.                                          1,800           50
Walgreen Co.                                                     100            5
Winn Dixie Stores, Inc.                                          100            3
Woolworth Corp.+                                                 100            2
                                                                             ----
                                                                              217
                                                                             ----
STEEL--0.1%
Allegheny Teledyne, Inc.                                          92            2
Armco, Inc.+                                                     100            0
Bethlehem Steel Corp.+                                           100            1
Inland Steel Industries, Inc.                                    200            5
Nucor Corp.                                                      100            5
USX-U.S. Steel Group                                             100            3
Worthington Industries, Inc.                                     100            2
                                                                             ----
                                                                               18
                                                                             ----
TELEPHONE--1.0%
Air Touch Communications+                                        300            8
Alltel Corp.                                                     100            3
Ameritech Corp.                                                  400           24
AT&T Corp.                                                     1,200           40
Bell Atlantic Corp.                                              400           27
BellSouth Corp.                                                  700           31
DSC Communications Corp.+                                        100            2

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
Frontier Corp.                                                   100         $  2
GTE Corp.                                                        700           32
MCI Communications Corp.                                         500           19
Northern Telecom Ltd.                                            200           15
Nynex Corp.                                                      300           16
Sprint Corp.                                                     300           13
Tellabs, Inc.+                                                   100            4
U.S. West, Inc. (Communications Group)                           300           11
U.S. West, Inc. (Media Group)+                                   300            5
WorldCom, Inc.                                                   600           14
                                                                             ----
                                                                              266
                                                                             ----
TOBACCO--0.3%
American Brands, Inc.                                            100            5
Loew's Corp.                                                     100            9
Philip Morris Companies, Inc.                                  1,800           71
UST, Inc.                                                        100            3
                                                                             ----
                                                                               88
                                                                             ----
TRANSPORTATION-MISCELLANEOUS--0.1%
Caliber Systems, Inc.                                            200            6
Federal Express Corp.+                                           200           11
Ryder Systems, Inc.                                              100            3
                                                                             ----
                                                                               20
                                                                             ----
TRAVEL & RECREATION--0.2%
Brunswick Corp.                                                  100            3
Harrah's Entertainment, Inc.+                                    100            2
Hilton Hotels Corp.                                              100            3
ITT Corp. (New)+                                                 100            6
Marriott International, Inc.                                     100            6
Walt Disney Co.                                                  509           40
                                                                             ----
                                                                               60
                                                                             ----
UTILITIES--0.5%
American Electric Power Co., Inc.                                100            4
Baltimore Gas & Electric Co.                                     100            3
Carolina Power & Light Co.                                       100            3
Central & South West Services Corp.                              100            2
Cinergy Corp.                                                    100            3
Coastal Corp.                                                    100            5
Consolidated Edison Co. of New York, Inc.                        100            3
Consolidated Natural Gas Co.                                     100            5
Dominion Resources, Inc.                                         100            3
DTE Energy Co.                                                   100            3
Duke Power Co.                                                   100            4
Eastern Enterprises                                              100            3
Edison International                                             300            6
Enron Corp.                                                      100            4

------------------------------------------------------------------------------

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
Entergy Corp.                                                    100        $   2
FPL Group, Inc.                                                  100            4
GPU, Inc.                                                        100            3
Houston Industries, Inc.                                         100            2
Niagara Mohawk Power Corp.+                                      100            1
Noram Energy Corp.                                               100            1
Northern States Power Co.                                        100            5
Ohio Edison Co.                                                  100            2
ONEOK, Inc.                                                      100            3
Pacific Enterprises, Inc.                                        100            3
Pacific Gas & Electric Corp.                                     300            7
PacifiCorp.                                                      200            4
Panhandle Eastern Corp.                                          100            4
PECO Energy Co.                                                  100            2
PP&L Resources, Inc.                                             100            2
Public Service Enterprises                                       100            2
Sonat, Inc.                                                      100            6
Southern Co.                                                     500           13
Texas Utilities Co.                                              100            3
Unicom Corp.                                                     100            2
Union Electric Co.                                               100            4
Williams Companies, Inc.                                          50            2
                                                                            -----
                                                                              128
                                                                            -----
INTERNATIONAL--0.0%
GERMANY--0.0%
VIAG AG+                                                           3            1
                                                                            -----
UNITED KINGDOM--0.0%
Centrica+                                                      2,541            2
Energy Group+                                                    217            2
                                                                            -----
                                                                                4
                                                                            -----
                                                                                5
                                                                            -----
TOTAL COMMON STOCK (Cost $3,845)                                            4,967
                                                                            -----
WARRANTS--0.0%
BELGIUM--0.0%
Generale de Banque (expire 11/15/99)+                              8            0
                                                                            -----
FRANCE--0.0%
Axa UAP CVG (expire 01/07/99)+                                    72            0
                                                                            -----

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                            Number         Value
                                                          of Shares       (000s)
                                                          ----------      -------
SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/2000)+                      5       $    0
                                                                           ------
TOTAL WARRANTS (Cost $0)                                                        0
                                                                           ------
MUTUAL FUNDS--20.0% (SEE NOTE 3)
Schwab International Index Fund                              211,680        2,646
Schwab Small-Cap Index Fund                                  193,143        2,613
                                                                           ------
TOTAL MUTUAL FUNDS (Cost $5,338)                                            5,259
                                                                           ------
                                                             Par
                                                          ----------
U.S. TREASURY OBLIGATIONS--51.1%(A)
U.S. Treasury Bonds
  10.000%, 05/15/10                                        $ 300,000          358
  11.250%, 02/15/15                                          150,000          214
  7.250%, 05/15/16                                           620,000          635
  9.125%, 05/15/18                                           150,000          184
  8.125%, 08/15/19                                         1,300,000        1,452
  8.125%, 05/15/21                                           650,000          730
  8.000%, 11/15/21                                           400,000          444
  7.125%, 02/15/23                                         1,050,000        1,059
  6.000%, 02/15/26                                           775,000          678
U.S. Treasury Notes
  7.250%, 02/15/98                                           250,000          253
  5.875%, 08/15/98                                           400,000          399
  6.125%, 08/31/98                                         1,300,000        1,300
  5.000%, 02/15/99                                           600,000          588
  7.000%, 04/15/99                                           300,000          304
  9.125%, 05/05/99                                           400,000          421
  8.000%, 08/15/99                                           700,000          725
  7.500%, 10/31/99                                           600,000          616
  7.125%, 02/29/00                                           200,000          204
  5.750%, 10/31/00                                           200,000          196
  6.375%, 03/31/01                                           400,000          398
  7.875%, 08/15/01                                         1,000,000        1,050
  6.375%, 08/15/02                                           525,000          521
  5.875%, 02/15/04                                           500,000          479
  6.250%, 02/15/17                                           250,000          242
                                                                           ------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,557)                             13,450
                                                                           ------

------------------------------------------------------------------------------

                                                                           Value
                                                             Par          (000s)
                                                          ----------      -------
AGENCY NOTES--4.3%(A)
Federal Home Loan Mortgage Corp. 6.875%,
  11/22/06                                                  $150,000       $  146
Federal Home Loan Mortgage Corp. Debenture
  7.140%, 09/13/06                                           575,000          581
Federal National Mortgage Association 7.250%,
  06/01/05                                                   400,000          399
                                                                           ------
TOTAL AGENCY NOTES (Cost $1,126)                                            1,126
                                                                           ------
CASH EQUIVALENTS--4.8%
Federal National Mortgage Association Discount Note (b)
  5.350%, 05/29/97                                         1,000,000          996
                                                            Number
                                                          of Shares
                                                          ----------
MSTC Cash Reserve Liquid Asset Fund (c)
  5.330%, 05/07/97                                           274,078          274
                                                                           ------
TOTAL CASH EQUIVALENTS (Cost $1,270)                                        1,270
                                                                           ------
TOTAL INVESTMENTS--99.1% (Cost $25,136)                                    26,072
OTHER ASSETS AND LIABILITIES--0.9%
  Other Assets                                                                349
  Liabilities                                                                (109)
                                                                           ------
                                                                              240
                                                                           ------
NET ASSETS--100.0% (see Note 6)
Applicable to 2,457,556 outstanding $0.00001 par value shares
  (unlimited shares authorized)                                           $26,312
                                                                           ======
NET ASSET VALUE PER SHARE                                                  $10.71
                                                                            =====

---------------

NOTES TO STATEMENTS OF NET ASSETS

(a) Interest rates represent stated coupon rate of security.
(b) Interest rates represent effective yield at time of purchase.
(c) Interest rates represent the yield on report date.

+ Non-Income Producing Security.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Six months ended April 30, 1997 (Unaudited)

                                                      Schwab Asset Director(R)
                                              -----------------------------------------
                                                 High         Balanced      Conservative
                                              Growth Fund    Growth Fund    Growth Fund
                                              -----------    -----------    -----------
Investment income:
  Dividends (net of foreign tax withheld of
    $19, $11 and $2, respectively)              $   627        $   400         $  65
  Interest                                          813          1,323           451
                                                -------        -------         -----
    Total investment income                       1,440          1,723           516
                                                -------        -------         -----
Expenses:
  Investment advisory and administration fee        418            365            87
  Transfer agency and shareholder service
    fees                                            143            125            30
  Custodian fees                                     91            104            65
  Portfolio accounting fees                           4              3             1
  Registration fees                                  25             30            12
  Professional fees                                  15             13            10
  Shareholder reports                                39             25             8
  Trustees' fees                                      4              4             2
  Amortization of deferred organization
    costs                                             2              2             2
  Insurance and other expenses                        1              1             1
                                                -------        -------         -----
                                                    742            672           218
Less expenses reduced and absorbed (see Note
  4)                                               (266)          (250)         (116)
                                                -------        -------         -----
    Total expenses incurred by Fund                 476            422           102
                                                -------        -------         -----
Net investment income                               964          1,301           414
                                                -------        -------         -----
Net realized gain (loss) on investments and
  foreign currency transactions:
  Net realized gain from changes in market
    value                                         6,768          3,801           731
  Net realized loss from changes in foreign
    exchange rates                               (1,923)        (1,280)         (220)
                                                -------        -------         -----
    Net realized gain on investments sold         4,845          2,521           511
    Net realized loss on foreign currency
      transactions                                   (5)           (14)           (2)
                                                -------        -------         -----
      Net realized gain on investments sold
        and foreign currency transactions         4,840          2,507           509
                                                -------        -------         -----
Change in net unrealized gain (loss) on
  investments and foreign currency
  translation:
  Net unrealized loss from changes in market
    value on underlying funds                      (610)          (444)          (79)
  Net unrealized gain (loss) from changes in
    market value on securities                      941            627          (127)
                                                -------        -------         -----
  Net unrealized gain (loss) from changes in
    market value                                    331            183          (206)
                                                -------        -------         -----
  Net unrealized gain from changes in
    foreign exchange rates                          660            378            87
                                                -------        -------         -----
    Net unrealized gain (loss) on
      investments                                   991            561          (119)
    Net unrealized loss on translating
      assets and liabilities into the
      reporting currency                            (15)            (7)           --
                                                -------        -------         -----
      Net unrealized gain (loss) on
        investments and foreign currency
        translation                                 976            554          (119)
                                                -------        -------         -----
Net gain on investments                           5,816          3,061           390
                                                -------        -------         -----
Increase in net assets resulting from
  operations                                    $ 6,780        $ 4,362         $ 804
                                                =======        =======         =====

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                            Schwab Asset Director(R)
                                  ----------------------------------------------------------------------------
                                      High Growth Fund        Balanced Growth Fund    Conservative Growth Fund
                                  ------------------------  ------------------------  ------------------------
                                  Six months                Six months                Six months
                                     ended       Period        ended       Period        ended       Period
                                   April 30,      ended      April 30,      ended      April 30,      ended
                                     1997      October 31,     1997      October 31,     1997      October 31,
                                  (Unaudited)     1996*     (Unaudited)     1996*     (Unaudited)     1996*
                                  -----------  -----------  -----------  -----------  -----------  -----------
Operations:
 Net investment income             $     964    $   1,751    $   1,301    $   1,751     $   414      $   690
 Net realized gain (loss) on
   investments sold and foreign
   currency transactions               4,840         (559)       2,507         (560)        509         (148)
 Net unrealized gain (loss) on
   investments and foreign
   currency translation                  976        9,767          554        5,487        (119)       1,055
                                    --------     --------     --------     --------     -------      -------
 Increase in net assets resulting
   from operations                     6,780       10,959        4,362        6,678         804        1,597
                                    --------     --------     --------     --------     -------      -------
Dividends to shareholders from
 net investment income                (1,915)        (158)      (2,005)        (151)       (399)        (616)
                                    --------     --------     --------     --------     -------      -------
Capital Share Transactions:
 Proceeds from shares sold            25,081      117,538       41,649       89,829       8,006       29,367
 Net asset value of shares issued
   in reinvestment of dividends        1,850          152        1,893          138         183          551
 Less payments for shares
   redeemed                          (16,171)     (22,538)     (19,063)     (15,515)     (4,741)      (8,441)
                                    --------     --------     --------     --------     -------      -------
 Increase in net assets from
   capital share transactions         10,760       95,152       24,479       74,452       3,448       21,477
                                    --------     --------     --------     --------     -------      -------
Total increase in net assets          15,625      105,953       26,836       80,979       3,853       22,458
Net Assets:
 Beginning of period                 105,954            1       80,980            1      22,459            1
                                    --------     --------     --------     --------     -------      -------
 End of period (including
   undistributed net investment
   income of $642, $1,593, $896
   and $1,600, $88, $73,
   respectively)                   $ 121,579    $ 105,954    $ 107,816    $  80,980     $26,312      $22,459
                                    ========     ========     ========     ========     =======      =======
Number of Fund shares:
 Sold                                  2,148       11,467        3,699        8,788         747        2,908
 Reinvested                              159           15          169           14          18           54
 Redeemed                             (1,386)      (2,107)      (1,698)      (1,471)       (443)        (826)
                                    --------     --------     --------     --------     -------      -------
 Net increase in shares
   outstanding                           921        9,375        2,170        7,331         322        2,136
Shares outstanding:
 Beginning of period                   9,375           --        7,331           --       2,136           --
                                    --------     --------     --------     --------     -------      -------
 End of period                        10,296        9,375        9,501        7,331       2,458        2,136
                                    ========     ========     ========     ========     =======      =======

---------------

* For the period from November 20, 1995 (commencement of operations) to October 31, 1996.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended April 30, 1997 (Unaudited)
1. DESCRIPTION OF THE FUNDS

The Schwab Asset Director(R) -- High Growth Fund, Schwab Asset Director -- Balanced Growth Fund and Schwab Asset Director -- Conservative Growth Fund (the "Funds") are series of Schwab Capital Trust (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In addition to the three Funds described above, the Trust also offers the Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios -- International, Schwab OneSource Portfolios -- Growth Allocation and Schwab OneSource
Portfolios -- Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and unlisted securities are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Funds' investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the representative quoted bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Investments in underlying funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act, for a given day. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

------------------------------------------------------------------------------

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on April 30, 1997. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Funds separate within their statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When the Forward is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Funds engage in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Funds could be exposed to risk if counterparties

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

At April 30, 1997 (for financial reporting and federal income tax purposes), net unrealized gain for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund aggregated $10,756,000, $6,047,000 and $936,000, respectively, of which $13,002,000, $7,848,000 and $1,321,000, respectively, related to appreciated securities and $2,246,000, $1,801,000 and $385,000, respectively, related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.74% of each Fund's average daily net assets not in excess of $1 billion, 0.69% of such assets over $1 billion and 0.64% of such assets over $2 billion. The Investment Manager has reduced a portion of its fee for the six months ended April 30, 1997 (see Note
4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder

------------------------------------------------------------------------------

services. Schwab has reduced a portion of its fee for the six months ended April 30, 1997 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the period ended April 30, 1997, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $10,000 related to the Trust's unaffiliated trustees.

Other affiliated parties and transactions -- Pursuant to an Exemptive Order issued by the SEC, the Funds may invest in other SchwabFunds(R). As of April 30, 1997 the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund owned 8%, 5% and 1%, respectively of the outstanding shares of the Schwab International Index Fund(R), and owned 9%, 6% and 1%, respectively of the outstanding shares of the Schwab Small-Cap Index Fund(R).

Interfund Transactions -- During the period ended April 30, 1997, the Funds engaged in sale transactions with funds that have a common investment advisor, common trustees and/or common officers. These sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and were as follows:

                              High Growth    Balanced     Conservative
                                 Fund       Growth Fund   Growth Fund
                              -----------   -----------   -----------
Proceeds of sales and
  maturities                  $42,609,000   $28,242,000   $4,378,000

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. For the period ended April 30, 1997, the total of such fees and expenses reduced and absorbed by the Investment Manager were $156,000, $150,000 and $86,000 for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively, and the total of such fees reduced by Schwab was $110,000 $100,000 and $30,000 for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, for the six months ended April 30, 1997, were as follows (in thousands):

                                High        Balanced     Conservative
                             Growth Fund   Growth Fund   Growth Fund
                             -----------   -----------   -----------
Purchases                    $73,902,000   $74,190,000   $14,211,000
Proceeds of sales and
  maturities                 $70,504,000   $55,098,000   $11,750,000

6. COMPOSITION OF NET ASSETS

At April 30, 1997, net assets for each Fund consisted of:

                              High         Balanced     Conservative
                          Growth Fund    Growth Fund    Growth Fund
                          ------------   ------------   ------------
Paid-in-capital           $105,913,000   $ 98,932,000   $ 24,927,000
Accumulated
  undistributed net
  investment income            642,000        896,000         88,000
Accumulated net realized
  loss on investments
  sold and foreign
  currency transactions      4,281,000      1,947,000        362,000
Net unrealized gain on
  investments               10,756,000      6,047,000        936,000
Net unrealized loss on
  translating assets and
  liabilities into the
  reporting currency           (13,000)        (6,000)        (1,000)
                          ------------   ------------   ------------
                          $121,579,000   $107,816,000   $ 26,312,000
                           ===========    ===========    ===========

------------------------------------------------------------------------------

At April 30, 1997, the High Growth Fund's Statement of Net Assets included:
$139,000 payable for Fund shares redeemed, $14,000 payable for investment advisory and administration fee, $32,000 receivable for Fund shares sold and receivable for investments sold $1,000. The Balanced Growth Fund's Statement of Net Assets included: $43,000 payable for Fund shares redeemed, $10,000 payable for investment advisory and administration fee and $105,000 receivable for Fund shares sold. The Conservative Growth Fund's Statement of Net Assets included:
$16,000 payable for Fund shares redeemed, $2,000 payable for investment advisory and administration fee and $26,000 receivable for Fund shares sold.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

7. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                                            Conservative
                                      High Growth Fund        Balanced Growth Fund          Growth Fund
                                  ------------------------  ------------------------  ------------------------
                                  Six months                Six months                Six months
                                     ended       Period        ended       Period        ended       Period
                                   April 30,      ended      April 30,      ended      April 30,      ended
                                     1997      October 31,     1997      October 31,     1997      October 31,
                                  (Unaudited)     1996+     (Unaudited)     1996+     (Unaudited)     1996+
                                  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value at beginning of
 period                              $ 11.30      $ 10.00      $ 11.05     $ 10.00      $ 10.51      $ 10.00
Income from investment operations
Net investment income                   0.09         0.19         0.11        0.25         0.18         0.33
 Net realized and unrealized gain
   on investments and foreign
   currency transactions                0.62         1.13         0.42        0.83         0.19         0.48
                                  -----------  -----------  -----------  -----------  -----------  -----------
 Total from investment operations       0.71         1.32         0.53        1.08         0.37         0.81
Less distributions
 Dividends from net investment
   income                              (0.20)       (0.02)       (0.23)      (0.03)       (0.17)       (0.30)
 Distributions from realized gain
   on investments                         --           --           --          --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
 Total distributions                   (0.20)       (0.02)       (0.23)      (0.03)       (0.17)       (0.30)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value at end of period     $ 11.81      $ 11.30      $ 11.35     $ 11.05      $ 10.71      $ 10.51
                                  ===========  ==========   ===========  ==========   ===========  ==========
Total return (not annualized)           6.31%       13.24%        4.85%      10.82%        3.58%        8.18%
Ratios/Supplemental data
 Net assets, end of period
   (000's)                          $121,579     $105,954     $107,816     $80,980      $26,312      $22,459
 Ratio of expenses to average net
   assets++                             0.83%*       0.89%*       0.84%*      0.89%*       0.85%*       0.89%*
 Ratio of net investment income
   to average net assets++              1.68%*       2.03%*       2.60%*      2.79%*       3.45%*       3.49%*
 Portfolio turnover rate                  66%          46%          68%         44%          60%          64%
 Average commission rate             $  0.04      $  0.03      $  0.03      $ 0.02       $ 0.02       $ 0.02

---------------

++ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees and expenses reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Funds' expense and net investment income ratios would have been:

 Ratio of expenses to average net
   assets                               1.30%*       1.50%*       1.34%*      1.56%*       1.81%*       2.05%*
 Ratio of net investment income
   to average net assets                1.21%*       1.42%*       2.10%*      2.12%*       2.49%*       2.33%*

* Annualized
+ For the period from November 20, 1995 (commencement of operations) to October
  31, 1996.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                                                KEEP YOUR
                                                MONEY WORKING
                                                HARDER!
                                                ----------------------------
                                                USE THIS ENVELOPE TO EASILY
                                                ADD TO YOUR SCHWAB FUNDS.
CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWABFUNDS(R) INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment envelope. It's a simple, easy way to increase your investment. You can also have money transferred to your fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

THE AUTOMATIC INVESTMENT PLAN DOES NOT INSURE PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS.

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE

SCHWABFUNDS(R)
INVESTMENT COUPON
--------------------------------------------------------------------------------
Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

________________________________________________________________________________
NAME

$_______________________________________________________________________________
AMOUNT OF INVESTMENT

________________________________________________________________________________
SIGNATURE

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's Automatic
    Investment Plan (AIP).


                             __________-__________
                             SCHWAB ACCOUNT NUMBER

Please indicate to which SchwabFund your investment should go:

[ ] Schwab S&P 500 Fund
[ ] Schwab Small-Cap Index Fund(R)
[ ] Schwab International Index Fund(R)
[ ] Schwab Analytics Fund(TM)
[ ] Schwab OneSource Portfolios - International
[ ] Schwab OneSource Portfolios - Growth Allocation
[ ] Schwab OneSource Portfolios - Balanced Allocation
[ ] Schwab Asset Director(R) - High Growth Fund
[ ] Schwab Asset Director(R) - Balanced Growth Fund
[ ] Schwab Asset Director(R) - Conservative Growth Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

*This envelope may not be used for initial investments. Subsequent investment minimum is $100.

(C) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE Printed on recycled paper. TF4794C(5/97) CRS 20061

(LIFT HERE FOR MORE INFORMATION)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

1. Fill out the Schwab investment coupon completely, including your name, account number, amount of your check and signature. Please use one coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your SchwabFunds investment envelope in the mail today - and start putting your money to work. If you have any questions, don't hesitate to call 1-800-2 NO-LOAD.


This envelope is intended for shareholders who have already received a current SchwabFunds prospectus.

ATTN: Dept. AIP333-4                                       NO POSTAGE
                                                          NECESSARY IF
                                                         MAILED IN THE
               BUSINESS REPLY MAIL                       UNITED STATES
FIRST-CLASS MAIL   PERMIT NO. 18125    SAN FRANCISCO, CA
       POSTAGE WILL BE PAID BY ADDRESSEE

        CHARLES SCHWAB & CO INC
        PO BOX 7778
        SAN FRANCISCO  CA 94120-9419

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                   Schwab Asset Director(R)--High Growth Fund
                   Schwab Asset Director--Balanced Growth Fund
                 Schwab Asset Director--Conservative Growth Fund Schwab OneSource Portfolios--Growth Allocation
                Schwab OneSource Portfolios--Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                   Schwab OneSource Portfolios--International

                                SCHWAB BOND FUNDS

         Schwab Government Bond Funds--Long-Term and Short/Intermediate
          Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds--Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                               ==============
SCHWAB FUNDS                                                     BULK RATE
F A M I L Y                                                     U.S. POSTAGE
                                                                    PAID
101 Montgomery Street                                          CHARLES SCHWAB
San Francisco, California  94104                               ==============




INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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TF4730R(5/97) CRS 20064 Printed on recycled paper.